UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851
                                   ---------


                   FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                   ----------------------------------------
               (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               ------------------------------------------------
               (Address of principal executive offices)(Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:(650) 312-2000
                                                   --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 06/30/06
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

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                                                          JUNE 30, 2006
--------------------------------------------------------------------------------

                                                Franklin Templeton
                                                Conservative Target Fund

                                                Franklin Templeton
                                                Moderate Target Fund

                                                Franklin Templeton
                                                Growth Target Fund

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SEMIANNUAL REPORT AND SHAREHOLDER LETTER                   ASSET ALLOCATION
--------------------------------------------------------------------------------
                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
          FRANKLIN TEMPLETON                           FASTER VIA EMAIL?
        FUND ALLOCATOR SERIES
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--------------------------------------------------------------------------------

                                     [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER .........................................................   1

SEMIANNUAL REPORT

Economic and Market Overview ...............................................   3

Franklin Templeton Conservative Target Fund ................................   5

Franklin Templeton Moderate Target Fund ....................................  13

Franklin Templeton Growth Target Fund ......................................  21

Financial Highlights and Statements of Investments .........................  29

Financial Statements .......................................................  47

Notes to Financial Statements ..............................................  52

Shareholder Information ....................................................  62

--------------------------------------------------------------------------------

Shareholder Letter

Dear Shareholder:

During the six months ended June 30, 2006, the U.S. economy continued to grow. Moderate core inflation, warmer-than-normal winter temperatures, some improving economic data, solid business spending and generally positive corporate earnings reports supported economic progress. On the other hand, high oil prices and concerns about the U.S. twin (federal and trade) deficits and rising interest rates had the potential to slow growth. As the period proceeded, uncertainty about interest rates and inflation began to dampen investor confidence. After making gains for most of the period under review, U.S. equity markets began to slide in May. The Standard & Poor's 500 Index (S&P 500) returned +2.71%, the Dow Jones Industrial Average returned +5.22% and the NASDAQ Composite Index had a return of -1.08% for the six months under review. 1

In the enclosed semiannual report for Franklin Templeton Fund Allocator Series, the portfolio manager discusses market conditions, investment management decisions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

--------------------------------------------------------------------------------

EDELIVERY DETAILS

Log in at franklintempleton.com and click on eDelivery. Shareholders who are registered at franklintempleton.com can receive these reports via email. Not all accounts are eligible for eDelivery.

             -----------------------------------------------------
             NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
             -----------------------------------------------------


                                           Not part of the semiannual report | 1

If you would like more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is never more valuable than during a volatile market.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Charles B. Johnson

Charles B. Johnson
Chairman
Franklin Templeton Fund Allocator Series

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF JUNE 30, 2006. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


2 | Not part of the semiannual report

Semiannual Report

Economic and Market Overview

During the six months ended June 30, 2006, the global economy advanced at a healthy pace. U.S. gross domestic product grew an annualized 5.6% in first quarter 2006 and moderated to an estimated 2.5% annualized rate in the second quarter. Growth was driven by consumer, business and government spending. Productivity gains and corporate profits also contributed. U.S. export growth picked up some momentum, but a wide trade deficit remained. The labor market firmed as employment generally increased and the unemployment rate remained relatively low. Although labor costs rose during the reporting period, hiring increased in many industries and personal income grew.

However, signs of moderation appeared globally in the latter part of the period primarily due to three factors. Many central banks, including the world's three largest, continued to tighten monetary policy, thereby reducing the immense liquidity that helped fuel the current recovery. Oil prices remained elevated and reached a historical high during the period. Over the past few months, the sustained high energy prices may also have contributed to a rise in broad measures of inflation. Lastly, the U.S. housing market showed evidence of cooling.

The U.S. Federal Reserve Board increased the federal funds target rate in four quarter-point increments to 5.25%. The European Central Bank raised short-term rates twice to 2.75%. In March 2006, the Bank of Japan ended its deflation-fighting policy, which could allow short-term rates to increase from their effective zero percent rate. Even after these changes, interest rates remained at levels considered supportive of further economic growth. The possibility of future rate increases in many countries remained, although many market observers were divided as to whether an end to the current tightening cycle might be near.

Robust economic growth sustained strong demand for oil and other commodities, which kept prices high during most of the reporting period. In particular, many industrial metals prices continued to rise at double-digit rates. This contributed to economic growth in countries that are tied to mining and industrial commodities, such as Australia and Canada and emerging markets in Asia and Latin America. However, in May an uncertain economic outlook led to a pull-back in commodity prices, which impacted the share prices of related stocks.

Notably, availability of cash and historically low interest rates fueled mergers and acquisitions, as well as leveraged buyouts and other corporate activity, which


                                                           Semiannual Report | 3
intensified during the period. In the first half of 2006, the total value of global deals announced was $1.83 trillion, an increase of 43% over the comparable period in 2005. 1 Cross-border mergers and acquisitions were about 40% of total deal volume, and European companies were the most active worldwide. 1

In this environment, domestic equity markets experienced dramatic swings late in the period. Overall, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +5.22%, the broader Standard & Poor's 500 Index (S&P 500) returned +2.71% and the technology-heavy NASDAQ Composite Index had a -1.08% return. 2 Global equity markets performed better than those in the U.S. As of June 30, 2006, the six-month total return for the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index was +10.50%. 3

1. Source: "Merger Machine Keeps Churning out Deals," THE WALL STREET JOURNAL, 7/3/06.

2. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

3. Source: Standard & Poor's Micropal. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF JUNE 30, 2006. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


4 | Semiannual Report

Franklin Templeton
Conservative Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Conservative Target Fund seeks the highest level of long-term total return consistent with a lower level of risk. 1

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET ALLOCATION
Franklin Templeton Conservative Target Fund
Based on Total Net Assets as of 6/30/06

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Primarily Domestic Equity .............................................. 28.5%

Primarily Domestic Fixed Income ........................................ 27.2%

Primarily Foreign Equity ............................................... 12.2%

Primarily Foreign Fixed Income ......................................... 12.0%

Short-Term Investments & Other Net Assets .............................. 20.1%

--------------------------------------------------------------------------------

We are pleased to bring you Franklin Templeton Conservative Target Fund's semiannual report for the period ended June 30, 2006.

PERFORMANCE OVERVIEW

Franklin Templeton Conservative Target Fund - Class A posted a +3.20% cumulative total return for the six months under review. The Fund outperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Index (S&P 500) and the MSCI Europe, Australasia, Far East (EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for fixed income, and the P&R 90 Day T-Bill for short-term

1. The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 34.


                                                           Semiannual Report | 5

TOP 10 FUND HOLDINGS
Franklin Templeton Conservative Target Fund
6/30/06

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Templeton Global Bond Fund                                                 12.0%
- Advisor Class
--------------------------------------------------------------------------------
Franklin U.S. Government Securities                                        10.1%
Fund - Advisor Class
--------------------------------------------------------------------------------
Franklin Small Cap Growth Fund II                                           8.9%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Strategic Mortgage Portfolio                                       8.5%
--------------------------------------------------------------------------------
Franklin Flex Cap Growth Fund                                               7.6%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Total Return Fund                                                  6.8%
- Advisor Class
--------------------------------------------------------------------------------
Mutual Shares Fund                                                          6.5%
- Class Z
--------------------------------------------------------------------------------
Mutual European Fund                                                        6.1%
- Class Z
--------------------------------------------------------------------------------
Templeton Foreign Fund                                                      2.3%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Gold and Precious Metals Fund                                      2.3%
- Advisor Class
--------------------------------------------------------------------------------

investments and other net assets. For the reporting period, the hybrid benchmark returned +2.15%. 2 You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Target Fund's portfolio. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series increased the consistency of the Target Funds' results relative to one another. For your reference, Franklin Templeton Conservative Target Fund seeks to maintain the following asset class allocations: 40% equity, 40% fixed income, and 20% short-term investments and other net assets.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At period-end, Franklin Templeton Conservative Target Fund's domestic equity exposure was 70.1% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2006, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Small Cap Growth Fund II - Advisor Class, representing 8.9% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 69.4% of the Fund's total income

2. Sources: Standard & Poor's Micropal; Lehman Brothers. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond markets, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day T-Bill is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The benchmark index's weightings are as follows: S&P 500 28%, MSCI EAFE 12%, LB U.S. Aggregate Index 40% and P&R 90 Day T-Bill 20%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


6 | Semiannual Report
weighting, with the balance represented by foreign fixed income. Templeton Global Bond Fund - Advisor Class was our largest fixed income fund weighting at 12.0% of total net assets.

Our largest primarily domestic growth fund holding, Franklin Small Cap Growth Fund II - Advisor Class, and our largest primarily domestic value fund holding, Mutual Shares Fund - Class Z, outperformed the S&P 500 during the six-month reporting period. Our largest foreign equity fund holding, Mutual European Fund
- Class Z, underperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Bond Fund - Advisor Class outperformed the LB U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton Conservative Target Fund. We look forward to serving your future investment needs.


                      /s/ T. Anthony Coffey
[PHOTO OMITTED]
                      T. Anthony Coffey, CFA
                      Portfolio Manager
                      Franklin Templeton Conservative Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 7

Performance Summary as of 6/30/06

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

----------------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FTCIX)                                         CHANGE             6/30/06       12/31/05
----------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                           +$0.18              $12.92         $12.74
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
----------------------------------------------------------------------------------------------------------
Dividend Income                              $0.1250
----------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.0995
----------------------------------------------------------------------------------------------------------
         TOTAL                               $0.2245
----------------------------------------------------------------------------------------------------------
CLASS B (SYMBOL: N/A)                                           CHANGE             6/30/06       12/31/05
----------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                           +$0.17              $12.88         $12.71
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
----------------------------------------------------------------------------------------------------------
Dividend Income                              $0.0867
----------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.0995
----------------------------------------------------------------------------------------------------------
         TOTAL                               $0.1862
----------------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FTCCX)                                         CHANGE             6/30/06       12/31/05
----------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                           +$0.18              $12.78         $12.60
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
----------------------------------------------------------------------------------------------------------
Dividend Income                              $0.0863
----------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.0995
----------------------------------------------------------------------------------------------------------
         TOTAL                               $0.1858
----------------------------------------------------------------------------------------------------------
CLASS R (SYMBOL: FTCRX)                                         CHANGE             6/30/06       12/31/05
----------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                           +$0.19              $12.90         $12.71
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
----------------------------------------------------------------------------------------------------------
Dividend Income                              $0.1091
----------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.0995
----------------------------------------------------------------------------------------------------------
         TOTAL                               $0.2086
----------------------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                                     CHANGE             6/30/06       12/31/05
----------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                           +$0.19              $12.91         $12.72
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
----------------------------------------------------------------------------------------------------------
Dividend Income                              $0.1385
----------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.0995
----------------------------------------------------------------------------------------------------------
         TOTAL                               $0.2380
----------------------------------------------------------------------------------------------------------


8 | Semiannual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

------------------------------------------------------------------------------------------------------------
CLASS A                                   6-MONTH         1-YEAR         5-YEAR        INCEPTION (12/31/96)
------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                  +3.20%          +7.86%         +30.33%             +85.83%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3              -2.75%          +1.64%          +4.20%              +6.08%
------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4            $ 9,725         $10,164         $12,286             $17,514
------------------------------------------------------------------------------------------------------------
CLASS B                                                   6-MONTH          1-YEAR      INCEPTION (12/1/03)
------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                  +2.82%          +7.10%             +16.50%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                              -1.18%          +3.10%              +5.03%
------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                            $ 9,882         $10,310             $11,350
------------------------------------------------------------------------------------------------------------
CLASS C                                   6-MONTH          1-YEAR          5-YEAR      INCEPTION (12/31/96)
------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                  +2.92%          +7.09%         +25.64%             +72.67%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3              +1.92%          +6.09%          +4.67%              +5.92%
------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4            $10,192         $10,609         $12,564             $17,267
------------------------------------------------------------------------------------------------------------
CLASS R                                   6-MONTH          1-YEAR          3-YEAR      INCEPTION (1/1/02)
------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                  +3.16%          +7.67%         +26.66%             +30.25%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3              +3.16%          +7.67%          +8.20%              +6.06%
------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4            $10,316         $10,767         $12,666             $13,025
------------------------------------------------------------------------------------------------------------
ADVISOR CLASS 5                           6-MONTH          1-YEAR          5-YEAR      INCEPTION (12/31/96)
------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                  +3.39%          +7.98%         +30.47%             +86.03%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3              +3.39%          +7.98%          +5.46%              +6.76%
------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4            $10,339         $10,798         $13,047             $18,603
------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                           Semiannual Report | 9

ENDNOTES

BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS THAT MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THIS FUND OF FUNDS IS SUBJECT TO THESE SAME RISKS. STOCKS HISTORICALLY HAVE OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. BONDS ARE AFFECTED BY CHANGES IN INTEREST RATES AND THE CREDITWORTHINESS OF THEIR ISSUERS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS THE PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. HIGHER-YIELDING, LOWER-RATED CORPORATE BONDS ENTAIL A GREATER DEGREE OF CREDIT RISK COMPARED TO INVESTMENT-GRADE SECURITIES. FOREIGN INVESTING HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY AND POLITICAL AND SOCIAL INSTABILITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

1. The Fund's manager and administrator have agreed in advance to waive all or a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total returns would have been lower. The manager and administrator may end this arrangement at any time.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/30/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the aggregate total return of Advisor Class shares was +4.09%. Aggregate total return represents the change in value of an investment for the period indicated.


10 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------------------
                                                   BEGINNING ACCOUNT     ENDING ACCOUNT        EXPENSES PAID DURING
CLASS A                                               VALUE 1/1/06       VALUE 6/30/06        PERIOD* 1/1/06-6/30/06
--------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000             $1,032.00                 $2.52
--------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000             $1,022.32                 $2.51
--------------------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000             $1,028.20                 $6.29
--------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000             $1,018.60                 $6.26
--------------------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000             $1,029.20                 $6.24
--------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000             $1,018.65                 $6.21
--------------------------------------------------------------------------------------------------------------------
CLASS R
--------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000             $1,031.60                 $3.78
--------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000             $1,021.08                 $3.76
--------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000             $1,033.90                 $1.26
--------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000             $1,023.55                 $1.25
--------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.50%; B: 1.25%; C: 1.24%; R: 0.75%; and
      Advisor: 0.25%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


12 | Semiannual Report

Franklin Templeton
Moderate Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Moderate Target Fund seeks the highest level of long-term total return consistent with an intermediate level of risk. 1

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET ALLOCATION
Franklin Templeton Moderate Target Fund
Based on Total Net Assets as of 6/30/06

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Primarily Domestic Equity ................................................ 38.8%

Primarily Domestic Fixed Income .......................................... 24.2%

Primarily Foreign Equity ................................................. 16.5%

Primarily Foreign Fixed Income ........................................... 10.5%

Short-Term Investments & Other Net Assets ................................ 10.0%

--------------------------------------------------------------------------------

We are pleased to bring you Franklin Templeton Moderate Target Fund's Grade semiannual report for the period ended June 30, 2006.

PERFORMANCE OVERVIEW

Franklin Templeton Moderate Target Fund - Class A posted a +3.83% cumulative total return for the six months under review. The Fund outperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Index (S&P 500) and the MSCI Europe, Australasia, Far East (EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for fixed income, and the P&R 90 Day T-Bill for short-term investments and other

1. The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 40.


                                                          Semiannual Report | 13

TOP 10 FUND HOLDINGS
Franklin Templeton Moderate Target Fund
6/30/06

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Franklin Small Cap Growth Fund II                                          11.8%
- Advisor Class
--------------------------------------------------------------------------------
Templeton Global Bond Fund                                                 10.5%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Flex Cap Growth Fund                                              10.0%
- Advisor Class
--------------------------------------------------------------------------------
Franklin U.S. Government Securities                                         8.9%
Fund - Advisor Class
--------------------------------------------------------------------------------
Mutual Shares Fund                                                          8.6%
- Class Z
--------------------------------------------------------------------------------
Mutual European Fund                                                        8.3%
- Class Z
--------------------------------------------------------------------------------
Franklin Strategic Mortgage Portfolio                                       7.6%
--------------------------------------------------------------------------------
Franklin Total Return Fund                                                  6.3%
- Advisor Class
--------------------------------------------------------------------------------
Templeton Foreign Fund                                                      3.3%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Natural Resources Fund                                             2.9%
- Advisor Class
--------------------------------------------------------------------------------

net assets. For the reporting period, the hybrid benchmark returned +2.69%. 2 You can find the Fund's long-term performance data in the Performance Summary beginning on page 16.

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Target Fund's portfolio. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series increased the consistency of the Target Funds' results relative to one another. For your reference, Franklin Templeton Moderate Target Fund seeks to maintain the following asset class allocations: 55% equity, 35% fixed income, and 10% short-term investments and other net assets.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At period-end, Franklin Templeton Moderate Target Fund's domestic equity exposure was 70.1% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2006, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Small Cap Growth Fund II - Advisor Class, representing 11.8% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 69.7% of the Fund's total income

2. Sources: Standard & Poor's Micropal; Lehman Brothers. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond markets, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day T-Bill is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The benchmark index's weightings are as follows: S&P 500 39%, MSCI EAFE 16%, LB U.S. Aggregate Index 35% and P&R 90 Day T-Bill 10%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


14 | Semiannual Report
weighting, with the balance represented by foreign fixed income. Templeton Global Bond Fund - Advisor Class was our largest fixed income fund weighting at 10.5% of total net assets.

Our largest primarily domestic growth fund holding, Franklin Small Cap Growth Fund II - Advisor Class, and our largest primarily domestic value fund holding, Mutual Shares Fund - Class Z, outperformed the S&P 500 during the six-month reporting period. Our largest foreign equity fund holding, Mutual European Fund
- Class Z, underperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Bond Fund - Advisor Class outperformed the LB U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton Moderate Target Fund. We look forward to serving your future investment needs.


                                /s/ T. Anthony Coffey
[PHOTO OMITTED]
                                T. Anthony Coffey, CFA
                                Portfolio Manager
                                Franklin Templeton Moderate Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                          Semiannual Report | 15

Performance Summary as of 6/30/06

FRANKLIN TEMPLETON MODERATE TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

----------------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FMTIX)                                         CHANGE             6/30/06       12/31/05
----------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                           +$0.34              $13.48         $13.14
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
----------------------------------------------------------------------------------------------------------
Dividend Income                              $0.0938
----------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.0667
----------------------------------------------------------------------------------------------------------
         TOTAL                               $0.1605
----------------------------------------------------------------------------------------------------------
CLASS B (SYMBOL: FBMTX)                                         CHANGE             6/30/06       12/31/05
----------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                           +$0.34              $13.44         $13.10
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
----------------------------------------------------------------------------------------------------------
Dividend Income                              $0.0427
----------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.0667
----------------------------------------------------------------------------------------------------------
         TOTAL                               $0.1094
----------------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FTMTX)                                         CHANGE             6/30/06       12/31/05
----------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                           +$0.33              $13.27         $12.94
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
----------------------------------------------------------------------------------------------------------
Dividend Income                              $0.0454
----------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.0667
----------------------------------------------------------------------------------------------------------
         TOTAL                               $0.1121
----------------------------------------------------------------------------------------------------------
CLASS R (SYMBOL: FTMRX)                                         CHANGE             6/30/06       12/31/05
----------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                           +$0.35              $13.46         $13.11
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
----------------------------------------------------------------------------------------------------------
Dividend Income                              $0.0736
----------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.0667
----------------------------------------------------------------------------------------------------------
         TOTAL                               $0.1403
----------------------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                                     CHANGE             6/30/06       12/31/05
----------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                           +$0.34              $13.49         $13.15
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
----------------------------------------------------------------------------------------------------------
Dividend Income                              $0.1106
----------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.0667
----------------------------------------------------------------------------------------------------------
         TOTAL                               $0.1773
----------------------------------------------------------------------------------------------------------


16 | Semiannual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------------------------------
CLASS A                                 6-MONTH        1-YEAR        5-YEAR         INCEPTION (12/31/96)
--------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                 +3.83%        +9.86%       +32.75%                +88.39%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return 3             -2.13%        +3.54%        +4.58%                 +6.23%
--------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4           $ 9,787       $10,354       $12,510                $17,756
--------------------------------------------------------------------------------------------------------
CLASS B                                               6-MONTH        1-YEAR         INCEPTION (12/1/03)
--------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                               +3.45%        +8.98%                +20.75%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                           -0.55%        +4.98%                 +6.54%
--------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                         $ 9,945       $10,498                $11,775
--------------------------------------------------------------------------------------------------------
CLASS C                                 6-MONTH        1-YEAR        5-YEAR         INCEPTION (12/31/96)
--------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                 +3.43%        +9.05%       +27.93%                +74.33%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return 3             +2.43%        +8.05%        +5.05%                 +6.03%
--------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4           $10,243       $10,805       $12,793                $17,433
--------------------------------------------------------------------------------------------------------
CLASS R                                 6-MONTH        1-YEAR        3-YEAR          INCEPTION (1/1/02)
--------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                 +3.76%        +9.57%       +34.67%                +34.96%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return 3             +3.76%        +9.57%       +10.43%                 +6.90%
--------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4           $10,376       $10,957       $13,467                $13,496
--------------------------------------------------------------------------------------------------------
ADVISOR CLASS 5                         6-MONTH        1-YEAR        5-YEAR         INCEPTION (12/31/96)
--------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                 +4.04%       +10.14%       +33.10%                +88.88%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return 3             +4.04%       +10.14%        +5.88%                 +6.93%
--------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4           $10,404       $11,014       $13,310                $18,888
--------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 17

ENDNOTES

BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS THAT MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THIS FUND OF FUNDS IS SUBJECT TO THESE SAME RISKS. STOCKS HISTORICALLY HAVE OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. BONDS ARE AFFECTED BY CHANGES IN INTEREST RATES AND THE CREDITWORTHINESS OF THEIR ISSUERS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS THE PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. HIGHER-YIELDING, LOWER-RATED CORPORATE BONDS ENTAIL A GREATER DEGREE OF CREDIT RISK COMPARED TO INVESTMENT-GRADE SECURITIES. FOREIGN INVESTING HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY AND POLITICAL AND SOCIAL INSTABILITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

1. The Fund's manager and administrator have agreed in advance to waive all or a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total returns would have been lower. The manager and administrator may end this arrangement at any time.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/30/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the aggregate total return of Advisor Class shares was +4.74%. Aggregate total return represents the change in value of an investment for the period indicated.


18 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON MODERATE TARGET FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 19

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------------------
                                                   BEGINNING ACCOUNT       ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                               VALUE 1/1/06         VALUE 6/30/06      PERIOD* 1/1/06-6/30/06
--------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000              $1,038.30                  $2.53
--------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000              $1,022.32                  $2.51
--------------------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000              $1,034.50                  $6.31
--------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000              $1,018.60                  $6.26
--------------------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000              $1,034.30                  $6.25
--------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000              $1,018.65                  $6.21
--------------------------------------------------------------------------------------------------------------------
CLASS R
--------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000              $1,037.60                  $3.79
--------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000              $1,021.08                  $3.76
--------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000              $1,040.40                  $1.26
--------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000              $1,023.55                  $1.25
--------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.50%; B: 1.25%; C: 1.24%; R: 0.75%; and
      Advisor: 0.25%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


20 | Semiannual Report

Franklin Templeton Growth Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Growth Target Fund seeks the highest level of long-term total return consistent with a higher level of risk. 1

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET ALLOCATION
Franklin Templeton Growth Target Fund
Based on Total Net Assets as of 6/30/06

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Primarily Domestic Equity ...............................................  56.2%

Primarily Foreign Equity ................................................  24.0%

Primarily Domestic Fixed Income .........................................  10.5%

Primarily Foreign Fixed Income ..........................................   4.4%

Short-Term Investments & Other Net Assets ...............................   4.9%

--------------------------------------------------------------------------------

We are pleased to bring you Franklin Templeton Growth Target Fund's semiannual report for the period ended June 30, 2006.

PERFORMANCE OVERVIEW

Franklin Templeton Growth Target Fund - Class A posted a +4.88% cumulative total return for the six months under review. The Fund outperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Index (S&P 500) and the MSCI Europe, Australasia, Far East (EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for fixed income, and the P&R 90 Day T-Bill for short-term investments and other

1. The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 46.


                                                          Semiannual Report | 21
net assets. For the reporting period, the hybrid benchmark returned +4.02%. 2 You can find the Fund's long-term performance data in the Performance Summary beginning on page 24.

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Target Fund's portfolio. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series increased the consistency of the Target Funds' results relative to one another. For your reference, Franklin Templeton Growth Target Fund seeks to maintain the following asset class allocations: 80% equity, 15% fixed income, and 5% short-term investments and other net assets.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At period-end, Franklin Templeton Growth Target Fund's domestic equity exposure was 70.1% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2006, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Small Cap Growth Fund II - Advisor Class, representing 17.2% of the Fund's total net assets, was our largest equity fund weighting at period-end.

2. Sources: Standard & Poor's Micropal; Lehman Brothers. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond markets, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day T-Bill is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The benchmark index's weightings are as follows: S&P 500 56%, MSCI EAFE 24%, LB U.S. Aggregate Index 15% and P&R 90 Day T-Bill 5%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


22 | Semiannual Report

On the fixed income side, domestic exposure was 70.5% of the Fund's total income weighting, with the balance represented by foreign fixed income. Templeton Global Bond Fund - Advisor Class was our largest fixed income fund weighting at 4.4% of total net assets.

Our largest primarily domestic growth fund holding, Franklin Small Cap Growth Fund II - Advisor Class, and our largest primarily domestic value fund holding, Mutual Shares Fund - Class Z, outperformed the S&P 500 during the six-month reporting period. Our largest foreign equity fund holding, Mutual European Fund
- Class Z, underperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Bond Fund - Advisor Class outperformed the LB U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton Growth Target Fund. We look forward to serving your future investment needs.


                        /s/ T. Anthony Coffey
[PHOTO OMITTED]
                        T. Anthony Coffey, CFA
                        Portfolio Manager
                        Franklin Templeton Growth Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

TOP 10 FUND HOLDINGS
Franklin Templeton Growth Target Fund
6/30/06

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Franklin Small Cap Growth Fund II                                          17.2%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Flex Cap Growth Fund                                              15.0%
- Advisor Class
--------------------------------------------------------------------------------
Mutual Shares Fund                                                         12.9%
- Class Z
--------------------------------------------------------------------------------
Mutual European Fund                                                       12.1%
- Class Z
--------------------------------------------------------------------------------
Templeton Global Bond Fund                                                  4.4%
- Advisor Class
--------------------------------------------------------------------------------
Templeton Foreign Fund                                                      4.4%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Gold and Precious Metals Fund                                      4.3%
- Advisor Class
--------------------------------------------------------------------------------
Franklin U.S. Government Securities                                         4.1%
Fund - Advisor Class
--------------------------------------------------------------------------------
Franklin Natural Resources Fund                                             3.7%
- Advisor Class
--------------------------------------------------------------------------------
Franklin Aggressive Growth Fund                                             3.7%
- Advisor Class
--------------------------------------------------------------------------------


                                                          Semiannual Report | 23

Performance Summary as of 6/30/06

FRANKLIN TEMPLETON GROWTH TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FGTIX)                                         CHANGE             6/30/06       12/31/05
---------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                           +$0.65              $14.75         $14.10
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
---------------------------------------------------------------------------------------------------------
Dividend Income                              $0.0486
---------------------------------------------------------------------------------------------------------
CLASS B (SYMBOL: N/A)                                           CHANGE             6/30/06       12/31/05
---------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                           +$0.60              $14.57         $13.97
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
---------------------------------------------------------------------------------------------------------
Dividend Income                              $0.0315
---------------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FTGTX)                                         CHANGE             6/30/06       12/31/05
---------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                           +$0.60              $14.57         $13.97
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
---------------------------------------------------------------------------------------------------------
Dividend Income                              $0.0316
---------------------------------------------------------------------------------------------------------
CLASS R (SYMBOL: FGTRX)                                         CHANGE             6/30/06       12/31/05
---------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                           +$0.63              $14.65         $14.02
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
---------------------------------------------------------------------------------------------------------
Dividend Income                              $0.0429
---------------------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                                     CHANGE             6/30/06       12/31/05
---------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                           +$0.66              $14.76         $14.10
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
---------------------------------------------------------------------------------------------------------
Dividend Income                              $0.0544
---------------------------------------------------------------------------------------------------------


24 | Semiannual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

---------------------------------------------------------------------------------------------------------------
CLASS A                                 6-MONTH            1-YEAR             5-YEAR      INCEPTION (12/31/96)
---------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                +4.88%           +13.50%            +32.29%             +88.53%
---------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3            -1.14%            +7.00%             +4.51%              +6.24%
---------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4          $ 9,886           $10,700            $12,466             $17,769
---------------------------------------------------------------------------------------------------------------
CLASS B                                                   6-MONTH             1-YEAR      INCEPTION (12/1/03)
---------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                  +4.52%            +12.71%             +23.43%
---------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3                              +0.52%             +8.71%              +8.50%
---------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                            $10,052            $10,871             $12,343
---------------------------------------------------------------------------------------------------------------
CLASS C                                 6-MONTH            1-YEAR             5-YEAR      INCEPTION (12/31/96)
---------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                +4.52%           +12.70%            +27.41%             +75.97%
---------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3            +3.52%           +11.70%             +4.96%              +6.13%
---------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4          $10,352           $11,170            $12,741             $17,597
---------------------------------------------------------------------------------------------------------------
CLASS R                                 6-MONTH            1-YEAR             3-YEAR       INCEPTION (1/1/02)
---------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                +4.80%           +13.23%            +47.47%             +38.85%
---------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3            +4.80%           +13.23%            +13.82%              +7.58%
---------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4          $10,480           $11,323            $14,747             $13,885
---------------------------------------------------------------------------------------------------------------
ADVISOR CLASS 5                         6-MONTH            1-YEAR             5-YEAR       INCEPTION (12/31/96)
---------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                +5.07%           +13.71%            +32.54%             +88.88%
---------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3            +5.07%           +13.71%             +5.80%              +6.93%
---------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4          $10,507           $11,371            $13,254             $18,888
---------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 25

ENDNOTES

BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS THAT MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THIS FUND OF FUNDS IS SUBJECT TO THESE SAME RISKS. STOCKS HISTORICALLY HAVE OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. BONDS ARE AFFECTED BY CHANGES IN INTEREST RATES AND THE CREDITWORTHINESS OF THEIR ISSUERS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS THE PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. HIGHER-YIELDING, LOWER-RATED CORPORATE BONDS ENTAIL A GREATER DEGREE OF CREDIT RISK COMPARED TO INVESTMENT-GRADE SECURITIES. FOREIGN INVESTING HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY AND POLITICAL AND SOCIAL INSTABILITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

1. The Fund's manager and administrator have agreed in advance to waive all or a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total returns would have been lower. The manager and administrator may end this arrangement at any time.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/30/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the aggregate total return of Advisor Class shares was +5.64%. Aggregate total return represents the change in value of an investment for the period indicated.


26 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON GROWTH TARGET FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 27

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------------------------
                                                   BEGINNING ACCOUNT          ENDING ACCOUNT         EXPENSES PAID DURING
CLASS A                                               VALUE 1/1/06             VALUE 6/30/06        PERIOD* 1/1/06-6/30/06
--------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                  $1,048.80                  $2.54
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                  $1,022.32                  $2.51
--------------------------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                  $1,045.20                  $6.34
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                  $1,018.60                  $6.26
--------------------------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                  $1,045.20                  $6.34
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                  $1,018.60                  $6.26
--------------------------------------------------------------------------------------------------------------------------
CLASS R
--------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                  $1,048.00                  $3.81
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                  $1,021.08                  $3.76
--------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000                  $1,050.70                  $1.27
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000                  $1,023.55                  $1.25
--------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.50%; B: 1.25%; C: 1.25%; R: 0.75%; and
      Advisor: 0.25%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


28 | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                   -------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED              YEAR ENDED
                                                   JUNE 30, 2006          DECEMBER 31,                   YEAR ENDED JULY 31,
CLASS A                                             (UNAUDITED)        2005         2004 h         2004          2003        2002
                                                   -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............   $  12.74       $  12.48       $  11.66      $  10.91      $ 10.23     $ 11.30
                                                     -----------------------------------------------------------------------------
Income from investment operations a:

  Net investment income b,c ......................       0.16           0.29           0.12          0.23         0.23        0.31

  Net realized and unrealized gains (losses) .....       0.25           0.29           0.84          0.74         0.69       (0.95)
                                                     -----------------------------------------------------------------------------
Total from investment operations .................       0.41           0.58           0.96          0.97         0.92       (0.64)
                                                     -----------------------------------------------------------------------------
Less distributions from:

  Net investment income ..........................      (0.13)         (0.32)         (0.14)        (0.22)       (0.24)      (0.34)

  Net realized gains .............................      (0.10)            --             --            --           --       (0.09)
                                                     -----------------------------------------------------------------------------
Total distributions ..............................      (0.23)         (0.32)         (0.14)        (0.22)       (0.24)      (0.43)
                                                     -----------------------------------------------------------------------------
Redemption fees ..................................         -- f           -- f           -- f          -- f         --          --
                                                     -----------------------------------------------------------------------------
Net asset value, end of period ...................   $  12.92       $  12.74       $  12.48      $  11.66      $ 10.91     $ 10.23
                                                     =============================================================================

Total return d ...................................       3.20%          4.70%          8.30%         8.89%        8.99%      (5.74)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................   $174,880       $162,079       $139,153      $117,013      $64,409     $35,991

Ratios to average net assets:

  Expenses before waiver and payments
   by affiliate e ................................       0.70% g        0.73%          0.82% g       0.85%        0.91%       0.96%

  Expenses net of waiver and payments
   by affiliate e ................................       0.50% g        0.69%          0.82% g       0.85%        0.91%       0.96%

  Net investment income c ........................       2.51% g        2.31%          2.40% g       2.00%        2.21%       2.86%

Portfolio turnover rate ..........................       8.47%          8.16%          2.63%         3.71%       18.03%       5.75%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of the sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.79% for the period ended June 30, 2006.

f     Amount is less than $0.01 per share.

g     Annualized.

h     For the period August 1, 2004 to December 31, 2004. See Note 1.


                     Semiannual Report | See notes to financial statements. | 29

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                        ----------------------------------------------------------------
                                                        SIX MONTHS ENDED             YEAR ENDED             PERIOD ENDED
                                                         JUNE 30, 2006               DECEMBER 31,             JULY 31,
CLASS B                                                   (UNAUDITED)           2005           2004 h          2004 i
                                                        ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ....................    $12.71           $12.46           $11.63           $11.67
                                                             ---------------------------------------------------------
Income from investment operations a:

  Net investment income b,c .............................      0.11             0.19             0.09             0.07

  Net realized and unrealized gains (losses) ............      0.25             0.29             0.84             0.04
                                                             ---------------------------------------------------------
Total from investment operations ........................      0.36             0.48             0.93             0.11
                                                             ---------------------------------------------------------
Less distributions from:

  Net investment income .................................     (0.09)           (0.23)           (0.10)           (0.15)

  Net realized gains ....................................     (0.10)              --               --               --
                                                             ---------------------------------------------------------
Total distributions .....................................     (0.19)           (0.23)           (0.10)           (0.15)
                                                             ---------------------------------------------------------
Redemption fees .........................................        -- f             -- f             -- f             -- f
                                                             ---------------------------------------------------------
Net asset value, end of period ..........................    $12.88           $12.71           $12.46           $11.63
                                                             =========================================================

Total return d ..........................................      2.82%            3.87%            8.02%            0.98%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .......................    $6,659           $6,202           $5,223           $3,567

Ratios to average net assets:

  Expenses before waiver and payments by affiliate e ....      1.45% g          1.48%            1.57% g          1.60% g

  Expenses net of waiver and payments by affiliate e ....      1.25% g          1.44%            1.57% g          1.60% g

  Net investment income c ...............................      1.76% g          1.56%            1.65% g          1.25% g

Portfolio turnover rate .................................      8.47%            8.16%            2.63%            3.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of the sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.79% for the period ended June 30, 2006.

f     Amount is less than $0.01 per share.

g     Annualized.

h     For the period August 1, 2004 to December 31, 2004. See Note 1.

i     For the period December 1, 2003 (effective date) to July 31, 2004.


30 | See notes to financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON

CONSERVATIVE TARGET FUND

                                                   ------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED          YEAR ENDED
                                                    JUNE 30, 2006            DECEMBER 31,                 YEAR ENDED JULY 31,
CLASS C                                              (UNAUDITED)          2005      2004 h          2004         2003        2002
                                                   ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...............   $ 12.60         $ 12.36      $ 11.53      $ 10.80      $ 10.14     $ 11.20
                                                       --------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b,c .........................      0.11            0.19         0.08         0.14         0.15        0.23

 Net realized and unrealized gains (losses) ........      0.26            0.28         0.84         0.73         0.67       (0.94)
                                                       --------------------------------------------------------------------------
Total from investment operations ...................      0.37            0.47         0.92         0.87         0.82       (0.71)
                                                       --------------------------------------------------------------------------
Less distributions from:

 Net investment income .............................     (0.09)          (0.23)       (0.09)       (0.14)       (0.16)      (0.26)

 Net realized gains ................................     (0.10)             --           --           --           --       (0.09)
                                                       --------------------------------------------------------------------------
Total distributions ................................     (0.19)          (0.23)       (0.09)       (0.14)       (0.16)      (0.35)
                                                       --------------------------------------------------------------------------
Redemption fees ....................................        -- f            -- f         -- f         -- f         --          --
                                                       --------------------------------------------------------------------------
Net asset value, end of period .....................   $ 12.78         $ 12.60      $ 12.36      $ 11.53      $ 10.80     $ 10.14
                                                       ==========================================================================

Total return d .....................................      2.92%           3.83%        8.03%        8.04%        8.20%      (6.48)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..................   $69,293         $63,298      $59,803      $52,881      $32,344     $22,436

Ratios to average net assets:

 Expenses before waiver and payments
  by affiliate e ...................................      1.44% g         1.47%        1.57% g      1.60%        1.66%       1.70%

 Expenses net of waiver and payments
  by affiliate e ...................................      1.24% g         1.43%        1.57% g      1.60%        1.66%       1.70%

 Net investment income c ...........................      1.77% g         1.57%        1.65% g      1.25%        1.46%       2.15%

Portfolio turnover rate ............................      8.47%           8.16%        2.63%        3.71%       18.03%       5.75%


a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of the sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.79% for the period ended June 30, 2006.

f     Amount is less than $0.01 per share.

g     Annualized.

h     For the period August 1, 2004 to December 31, 2004. See Note 1.


                     Semiannual Report | See notes to financial statements. | 31

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                    -----------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED              YEAR ENDED
                                                    JUNE 30, 2006         DECEMBER 31,                 YEAR ENDED JULY 31,
CLASS R                                              (UNAUDITED)       2005         2004 h         2004         2003       2002 i
                                                    -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............     $ 12.71      $ 12.46        $ 11.63       $10.89       $10.23       $10.89
                                                       --------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b,c .......................        0.15         0.26           0.11         0.21         0.19         0.12

 Net realized and unrealized gains (losses) ......        0.25         0.28           0.85         0.72         0.69        (0.70)
                                                       --------------------------------------------------------------------------
Total from investment operations .................        0.40         0.54           0.96         0.93         0.88        (0.58)
                                                       --------------------------------------------------------------------------
Less distributions from:

 Net investment income ...........................       (0.11)       (0.29)         (0.13)       (0.19)       (0.22)       (0.08)

 Net realized gains ..............................       (0.10)          --             --           --           --           --
                                                       --------------------------------------------------------------------------
Total distributions ..............................       (0.21)       (0.29)         (0.13)       (0.19)       (0.22)       (0.08)
                                                       --------------------------------------------------------------------------
Redemption fees ..................................          -- f         -- f           -- f         -- f         --           --
                                                       --------------------------------------------------------------------------
Net asset value, end of period ...................     $ 12.90      $ 12.71        $ 12.46       $11.63       $10.89       $10.23
                                                       ==========================================================================

Total return d ...................................        3.16%        4.37%          8.27%        8.56%        8.79%       (5.38)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................     $11,828      $14,112        $12,199       $8,370       $5,718       $  543

Ratios to average net assets:

 Expenses before waiver and payments
  by affiliate e .................................        0.95% g      0.98%          1.07% g      1.10%        1.16%        1.21% g

 Expenses net of waiver and payments
  by affiliate e .................................        0.75% g      0.94%          1.07% g      1.10%        1.16%        1.21% g

 Net investment income c .........................        2.26% g      2.06%          2.15% g      1.75%        1.96%        1.93% g

Portfolio turnover rate ..........................        8.47%        8.16%          2.63%        3.71%       18.03%        5.75%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of the sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.79% for the period ended June 30, 2006.

f     Amount is less than $0.01 per share.

g     Annualized.

h     For the period August 1, 2004 to December 31, 2004. See Note 1.

i     For the period January 1, 2002 (effective date) to July 31, 2002.


32 | See notes to financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                              ------------------------------------
                                                              SIX MONTHS ENDED        PERIOD ENDED
                                                               JUNE 30, 2006          DECEMBER 31,
ADVISOR CLASS                                                   (UNAUDITED)              2005 h
                                                              ------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........................    $12.72                $12.81
                                                                   ----------------------------
Income from investment operations a:

 Net investment income b,c ....................................      0.18                  0.07

 Net realized and unrealized gains (losses) ...................      0.25                  0.02
                                                                   ----------------------------
Total from investment operations ..............................      0.43                  0.09
                                                                   ----------------------------
Less distributions from:

 Net investment income ........................................     (0.14)                (0.18)

 Net realized gains ...........................................     (0.10)                   --
                                                                   ----------------------------
Total distributions ...........................................     (0.24)                (0.18)
                                                                   ----------------------------
Redemption fees ...............................................        -- f                  -- f
                                                                   ----------------------------
Net asset value, end of period ................................    $12.91                $12.72
                                                                   ============================

Total return d ................................................      3.39%                 0.68%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............................    $1,272                $  753

Ratios to average net assets:

 Expenses before waiver and payments by affiliate e ...........      0.45% g               0.48% g

 Expenses net of waiver and payments by affiliate e ...........      0.25% g               0.44% g

 Net investment income c ......................................      2.76% g               2.56% g

Portfolio turnover rate .......................................      8.47%                 8.16%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of the sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d     Total return is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.79% for the period ended June 30, 2006.

f     Amount is less than $0.01 per share.

g     Annualized.

h     For the period December 1, 2005 (effective date) to December 31, 2005.


                     Semiannual Report | See notes to financial statements. | 33

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND                                             SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 79.9%
  DOMESTIC EQUITY 28.5%
b Franklin Aggressive Growth Fund, Advisor Class .............................             265,001        $   4,621,611
b Franklin Flex Cap Growth Fund, Advisor Class ...............................             491,798           19,976,853
  Franklin Natural Resources Fund, Advisor Class .............................             134,067            4,865,295
  Franklin Real Estate Securities Fund, Advisor Class ........................             203,000            5,338,892
b Franklin Small Cap Growth Fund II, Advisor Class ...........................           1,773,515           23,392,662
  Mutual Shares Fund, Class Z ................................................             685,836           17,084,181
                                                                                                          -------------
                                                                                                             75,279,494
                                                                                                          -------------
  DOMESTIC FIXED INCOME 27.2%
  Franklin Strategic Income Fund, Advisor Class ..............................             482,661            4,845,914
  Franklin Strategic Mortgage Portfolio ......................................           2,388,507           22,404,198
  Franklin Total Return Fund, Advisor Class ..................................           1,843,970           17,849,632
  Franklin U.S. Government Securities Fund, Advisor Class ....................           4,230,613           26,695,168
                                                                                                          -------------
                                                                                                             71,794,912
                                                                                                          -------------
  FOREIGN EQUITY 12.2%
  Franklin Gold and Precious Metals Fund, Advisor Class ......................             187,668            5,950,943
  Mutual European Fund, Class Z ..............................................             707,608           16,161,756
  Templeton China World Fund, Advisor Class ..................................             156,163            3,963,404
  Templeton Foreign Fund, Advisor Class ......................................             448,412            6,022,173
                                                                                                          -------------
                                                                                                             32,098,276
                                                                                                          -------------
  FOREIGN FIXED INCOME 12.0%
  Templeton Global Bond Fund, Advisor Class ..................................           2,975,915           31,693,492
                                                                                                          -------------
  TOTAL LONG TERM INVESTMENTS (COST $183,794,704) ............................                              210,866,174
                                                                                                          -------------
  SHORT TERM INVESTMENT (COST $53,148,628) 20.1%
  MONEY MARKET FUND 20.1%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.83% .......          53,148,628           53,148,628
                                                                                                          -------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $236,943,332) 100.0% ...........                              264,014,802
  OTHER ASSETS, LESS LIABILITIES 0.0% d ......................................                                  (82,422)
                                                                                                          -------------
  NET ASSETS 100.0% ..........................................................                            $ 263,932,380
                                                                                                          =============

a     See Note 6 regarding investments in Underlying Funds.

b     Non-income producing for the twelve months ended June 30, 2006.

c     The rate shown is the annualized seven-day yield at period end.

d     Rounds to less than 0.1% of net assets.


34 | See notes to financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                  --------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED              YEAR ENDED
                                                  JUNE 30, 2006          DECEMBER 31,                   YEAR ENDED JULY 31,
CLASS A                                            (UNAUDITED)         2005       2004 h           2004          2003         2002
                                                  --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............   $  13.14      $  12.69      $  11.65      $  10.64      $   9.83      $ 11.31
                                                     -----------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b,c .......................       0.13          0.25          0.12          0.20          0.19         0.26

 Net realized and unrealized gains (losses) ......       0.37          0.50          1.05          1.00          0.81        (1.31)
                                                     -----------------------------------------------------------------------------
Total from investment operations .................       0.50          0.75          1.17          1.20          1.00        (1.05)
                                                     -----------------------------------------------------------------------------
Less distributions from:

 Net investment income ...........................      (0.09)        (0.30)        (0.13)        (0.19)        (0.19)       (0.29)

 Net realized gains ..............................      (0.07)           --            --            --            --        (0.14)
                                                     -----------------------------------------------------------------------------
Total distributions ..............................      (0.16)        (0.30)        (0.13)        (0.19)        (0.19)       (0.43)
                                                     -----------------------------------------------------------------------------
Redemption fees ..................................         -- f          -- f          -- f          -- f          --           --
                                                     -----------------------------------------------------------------------------
Net asset value, end of period ...................   $  13.48      $  13.14      $  12.69      $  11.65      $  10.64      $  9.83
                                                     =============================================================================

Total return d ...................................       3.83%         5.94%        10.14%        11.18%        10.47%       (9.69)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................   $358,104      $316,754      $281,033      $219,273      $121,617      $85,035

Ratios to average net assets:

 Expenses before waiver and payments
  by affiliate e .................................       0.71% g       0.74%         0.81% g       0.89%         0.98%        0.96%

 Expenses net of waiver and payments
  by affiliate e .................................       0.50% g       0.69%         0.81% g       0.89%         0.98%        0.96%

 Net investment income c .........................       1.88% g       1.93%         2.32% g       1.75%         1.89%        2.46%

Portfolio turnover rate ..........................       7.56%        10.59%         2.78%         4.13%        15.90%        8.88%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of the sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.82% for the period ended June 30, 2006.

f     Amount is less than $0.01 per share.

g     Annualized.

h     For the period August 1, 2004 to December 31, 2004. See Note 1.


                     Semiannual Report | See notes to financial statements. | 35

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                                 ---------------------------------------------------------------
                                                                 SIX MONTHS ENDED              YEAR ENDED           PERIOD ENDED
                                                                   JUNE 30, 2006              DECEMBER 31,            JULY 31,
CLASS B                                                             (UNAUDITED)           2005          2004 h         2004 i
                                                                 ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..............................   $ 13.10          $ 12.66          $11.62          $11.62
                                                                      --------------------------------------------------------
Income from investment operations a:

 Net investment income b,c ........................................      0.08             0.15            0.09            0.05

 Net realized and unrealized gains (losses) .......................      0.37             0.50            1.03            0.09
                                                                      --------------------------------------------------------
Total from investment operations ..................................      0.45             0.65            1.12            0.14
                                                                      --------------------------------------------------------
Less distributions from:

 Net investment income ............................................     (0.04)           (0.21)          (0.08)          (0.14)

 Net realized gains ...............................................     (0.07)              --              --              --
                                                                      --------------------------------------------------------
Total distributions ...............................................     (0.11)           (0.21)          (0.08)          (0.14)
                                                                      --------------------------------------------------------
Redemption fees ...................................................        -- f             -- f            -- f            -- f
                                                                      --------------------------------------------------------
Net asset value, end of period ....................................   $ 13.44          $ 13.10          $12.66          $11.62
                                                                      ========================================================

Total return d ....................................................      3.45%            5.18%           9.77%           1.18%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .................................   $10,664          $10,170          $8,700          $5,417

Ratios to average net assets:

 Expenses before waiver and payments by affiliate e ...............      1.46% g          1.49%           1.56% g         1.64% g

 Expenses net of waiver and payments by affiliate e ...............      1.25% g          1.44%           1.56% g         1.64% g

 Net investment income c ..........................................      1.13% g          1.18%           1.57% g         1.00% g

Portfolio turnover rate ...........................................      7.56%           10.59%           2.78%           4.13%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of the sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.82% for the period ended June 30, 2006.

f     Amount is less than $0.01 per share.

g     Annualized.

h     For the period August 1, 2004 to December 31, 2004. See Note 1.

i     For the period December 1, 2003 (effective date) to July 31, 2004.


36 | See notes to financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                    ------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED              YEAR ENDED
                                                    JUNE 30, 2006          DECEMBER 31,                   YEAR ENDED JULY 31,
CLASS C                                              (UNAUDITED)         2005       2004 h          2004         2003         2002
                                                    ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..............    $  12.94      $  12.50      $  11.47      $ 10.48      $  9.69      $ 11.16
                                                       ---------------------------------------------------------------------------

Income from investment operations a:

 Net investment income b,c ........................        0.08          0.15          0.08         0.12         0.11         0.19

 Net realized and unrealized gains (losses) .......        0.36          0.50          1.03         0.98         0.80        (1.31)
                                                       ---------------------------------------------------------------------------
Total from investment operations ..................        0.44          0.65          1.11         1.10         0.91        (1.12)
                                                       ---------------------------------------------------------------------------
Less distributions from:

 Net investment income ............................       (0.04)        (0.21)        (0.08)       (0.11)       (0.12)       (0.21)

 Net realized gains ...............................       (0.07)           --            --           --           --        (0.14)
                                                       ---------------------------------------------------------------------------
Total distributions ...............................       (0.11)        (0.21)        (0.08)       (0.11)       (0.12)       (0.35)
                                                       ---------------------------------------------------------------------------
Redemption fees ...................................          -- f          -- f          -- f         -- f         --           --
                                                       ---------------------------------------------------------------------------
Net asset value, end of period ....................    $  13.27      $  12.94      $  12.50      $ 11.47      $ 10.48      $  9.69
                                                       ===========================================================================

Total return d ....................................        3.43%         5.25%         9.75%       10.39%        9.50%      (10.31)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .................    $124,554      $112,294      $105,966      $90,988      $56,341      $39,835

Ratios to average net assets:

 Expenses before waiver and payments
  by affiliate e ..................................        1.45% g       1.48%         1.56% g      1.64%        1.73%        1.71%

 Expenses net of waiver and payments
  by affiliate e ..................................        1.24% g       1.43%         1.56% g      1.64%        1.73%        1.71%

 Net investment income c ..........................        1.14% g       1.19%         1.57% g      1.00%        1.14%        1.77%

Portfolio turnover rate ...........................        7.56%        10.59%         2.78%        4.13%       15.90%        8.88%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of the sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.82% for the period ended June 30, 2006.

f     Amount is less than $0.01 per share.

g     Annualized.

h     For the period August 1, 2004 to December 31, 2004. See Note 1.


                     Semiannual Report | See notes to financial statements. | 37

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                      --------------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED            YEAR ENDED
                                                      JUNE 30, 2006        DECEMBER 31,                YEAR ENDED JULY 31,
CLASS R                                                (UNAUDITED)       2005       2004 h         2004         2003      2002 i
                                                      --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .................   $ 13.11      $ 12.66      $ 11.62      $ 10.62      $  9.82      $10.79
                                                         -----------------------------------------------------------------------
Income from investment operations a:

 Net investment income b,c ...........................      0.11         0.21         0.11         0.18         0.13        0.09

 Net realized and unrealized gains (losses) ..........      0.38         0.51         1.04         0.98         0.85       (0.99)
                                                         -----------------------------------------------------------------------
Total from investment operations                            0.49         0.72         1.15         1.16         0.98       (0.90)
                                                         -----------------------------------------------------------------------
Less distributions from:
 Net investment income ...............................     (0.07)       (0.27)       (0.11)       (0.16)       (0.18)      (0.07)

 Net realized gains ..................................     (0.07)          --           --           --           --          --
                                                         -----------------------------------------------------------------------
Total distributions ..................................     (0.14)       (0.27)       (0.11)       (0.16)       (0.18)      (0.07)
                                                         -----------------------------------------------------------------------
Redemption fees ......................................        -- f         -- f         -- f         -- f         --          --
                                                         -----------------------------------------------------------------------
Net asset value, end of period .......................   $ 13.46      $ 13.11      $ 12.66      $ 11.62      $ 10.62      $ 9.82
                                                         =======================================================================

Total return d .......................................      3.76%        5.73%        9.92%       10.95%       10.10%      (8.38)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ....................   $27,263      $30,403      $25,162      $17,161      $10,989      $   94

Ratios to average net assets:

 Expenses before waiver and payments
  by affiliate e .....................................      0.96% g      0.99%        1.06% g      1.14%        1.23%       1.21% g

 Expenses net of waiver and payments
  by affiliate e .....................................      0.75% g      0.94%        1.06% g      1.14%        1.23%       1.21% g

 Net investment income c .............................      1.63% g      1.68%        2.07% g      1.50%        1.64%       1.53% g

Portfolio turnover rate ..............................      7.56%       10.59%        2.78%        4.13%       15.90%       8.88%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of the sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.82% for the period ended June 30, 2006.

f     Amount is less than $0.01 per share.

g     Annualized.

h     For the period August 1, 2004 to December 31, 2004. See Note 1.

i     For the period January 1, 2002 (effective date) to July 31, 2002.


38 | See notes to financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                                     ------------------------------------
                                                                     SIX MONTHS ENDED        PERIOD ENDED
                                                                      JUNE 30, 2006          DECEMBER 31,
ADVISOR CLASS                                                         (UNAUDITED)                2005 h
                                                                     ------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...................................  $13.15                $13.23
                                                                          ----------------------------
Income from investment operations a:

 Net investment income b,c .............................................    0.14                  0.08

 Net realized and unrealized gains (losses) ............................    0.38                  0.02
                                                                          ----------------------------
Total from investment operations .......................................    0.52                  0.10
                                                                          ----------------------------
Less distributions from:

 Net investment income .................................................   (0.11)                (0.18)

 Net realized gains ....................................................   (0.07)                   --
                                                                          ----------------------------
Total distributions ....................................................   (0.18)                (0.18)
                                                                          ----------------------------
Redemption fees ........................................................      -- f                  -- f
                                                                          ----------------------------
Net asset value, end of period .........................................  $13.49                $13.15
                                                                          ============================

Total return d .........................................................    4.04%                 0.68%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ......................................  $5,561                $3,890

Ratios to average net assets:

 Expenses before waiver and payments by affiliate e ....................    0.46% g               0.49% g

 Expenses net of waiver and payments by affiliate e ....................    0.25% g               0.44% g

 Net investment incomec ................................................    2.13% g               2.18% g

Portfolio turnover rate ................................................    7.56%                10.59%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of the sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d     Total return is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.82% for the period ended June 30, 2006.

f     Amount is less than $0.01 per share.

g     Annualized.

h     For the period December 1, 2005 (effective date) to December 31, 2005.


                     Semiannual Report | See notes to financial statements. | 39

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON MODERATE TARGET FUND                                                       SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 90.0%
  DOMESTIC EQUITY 38.8%
b Franklin Aggressive Growth Fund, Advisor Class .......................................         856,515          $ 14,937,616
b Franklin Flex Cap Growth Fund, Advisor Class .........................................       1,300,723            52,835,356
  Franklin Natural Resources Fund, Advisor Class .......................................         413,879            15,019,661
  Franklin Real Estate Securities Fund, Advisor Class ..................................         536,400            14,107,318
b Franklin Small Cap Growth Fund II, Advisor Class .....................................       4,702,632            62,027,714
  Mutual Shares Fund, Class Z ..........................................................       1,816,868            45,258,191
                                                                                                                  ------------
                                                                                                                   204,185,856
                                                                                                                  ------------
  DOMESTIC FIXED INCOME 24.2%
  Franklin Strategic Income Fund, Advisor Class ........................................         743,524             7,464,981
  Franklin Strategic Mortgage Portfolio ................................................       4,250,157            39,866,468
  Franklin Total Return Fund, Advisor Class ............................................       3,410,841            33,016,942
  Franklin U.S. Government Securities Fund, Advisor Class ..............................       7,390,795            46,635,917
                                                                                                                  ------------
                                                                                                                   126,984,308
                                                                                                                  ------------
  FOREIGN EQUITY 16.5%
  Franklin Gold and Precious Metals Fund, Advisor Class ................................         452,711            14,355,460
  Mutual European Fund, Class Z ........................................................       1,909,938            43,622,980
  Templeton China World Fund, Advisor Class ............................................         452,065            11,473,415
  Templeton Foreign Fund, Advisor Class ................................................       1,301,212            17,475,279
                                                                                                                  ------------
                                                                                                                    86,927,134
                                                                                                                  ------------
  FOREIGN FIXED INCOME 10.5%
  Templeton Global Bond Fund, Advisor Class ............................................       5,188,538            55,257,928
                                                                                                                  ------------
  TOTAL LONG TERM INVESTMENTS (COST $405,291,177) ......................................                           473,355,226
                                                                                                                  ------------
  SHORT TERM INVESTMENT (COST $52,011,180) 9.9%
  MONEY MARKET FUND 9.9%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.83% .................      52,011,180            52,011,180
                                                                                                                  ------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $457,302,357) 99.9% ......................                           525,366,406
  OTHER ASSETS, LESS LIABILITIES 0.1% ..................................................                               780,122
                                                                                                                  ------------
  NET ASSETS 100.0% ....................................................................                          $526,146,528
                                                                                                                  ============

a     See Note 6 regarding investments in Underlying Funds.

b     Non-income producing for the twelve months ended June 30, 2006.

c     The rate shown is the annualized seven-day yield at period end.


40 | See notes to financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                  ------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED              YEAR ENDED
                                                  JUNE 30, 2006          DECEMBER 31,                   YEAR ENDED JULY 31,
CLASS A                                            (UNAUDITED)        2005       2004 h           2004         2003         2002
                                                  ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............   $  14.10      $  13.17      $  11.83      $  10.46      $  9.47      $ 11.64
                                                    ----------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b,c ......................       0.06          0.14          0.09          0.11         0.08         0.13

 Net realized and unrealized gains (losses) .....       0.64          0.96          1.33          1.36         1.01        (2.01)
                                                    ----------------------------------------------------------------------------
Total from investment operations ................       0.70          1.10          1.42          1.47         1.09        (1.88)
                                                    ----------------------------------------------------------------------------
Less distributions from:

 Net investment income ..........................      (0.05)        (0.17)        (0.08)        (0.10)       (0.10)       (0.13)

 Net realized gains .............................         --            --            --            --           --        (0.16)
                                                    ----------------------------------------------------------------------------
Total distributions .............................      (0.05)        (0.17)        (0.08)        (0.10)       (0.10)       (0.29)
                                                    ----------------------------------------------------------------------------
Redemption fees .................................         -- f          -- f          -- f          -- f         --           --
                                                    ----------------------------------------------------------------------------
Net asset value, end of period ..................   $  14.75      $  14.10      $  13.17      $  11.83      $ 10.46      $  9.47
                                                    ============================================================================

Total return d ..................................       4.88%         8.47%        12.04%        14.04%       11.64%      (16.44)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............   $284,669      $230,686      $202,560      $165,500      $99,432      $69,663

Ratios to average net assets:

 Expenses before waiver and payments
  by affiliate e ................................       0.74% g       0.79%         0.85% g       0.83%        0.92%        0.93%

 Expenses net of waiver and payments
  by affiliate e ................................       0.50% g       0.72%         0.85% g       0.83%        0.92%        0.93%

 Net investment income c ........................       0.76% g       1.07%         1.72% g       0.91%        0.84%        1.20%

Portfolio turnover rate .........................       8.88%        10.50%         3.98%         3.46%       21.87%       14.24%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of the sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.86% for the period ended June 30, 2006.

f     Amount is less than $0.01 per share.

g     Annualized.

h     For the period August 1, 2004 to December 31, 2004. See Note 1.


                     Semiannual Report | See notes to financial statements. | 41

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                                 ---------------------------------------------------------------
                                                                 SIX MONTHS ENDED             YEAR ENDED           PERIOD ENDED
                                                                  JUNE 30, 2006              DECEMBER 31,             JULY 31,
CLASS B                                                            (UNAUDITED)           2005          2004 h         2004 i
                                                                 ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..............................   $13.97           $13.09          $11.75          $11.80
                                                                      -------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b,c .................................       -- f           0.04            0.06           (0.02)

 Net realized and unrealized gains (losses) .......................     0.63             0.96            1.32            0.09
                                                                      -------------------------------------------------------
Total from investment operations ..................................     0.63             1.00            1.38            0.07
                                                                      -------------------------------------------------------
Less distributions from net investment income .....................    (0.03)           (0.12)          (0.04)          (0.12)
                                                                      -------------------------------------------------------
Redemption fees ...................................................       -- f             -- f            -- f            -- f
                                                                      -------------------------------------------------------
Net asset value, end of period ....................................   $14.57           $13.97          $13.09          $11.75
                                                                      =======================================================

Total return d ....................................................     4.52%            7.63%          11.76%           0.56%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .................................   $7,655           $6,468          $5,343          $3,178

Ratios to average net assets:

 Expenses before waiver and payments by affiliate e ...............     1.49% g          1.54%           1.60% g         1.58% g

 Expenses net of waiver and payments by affiliate e ...............     1.25% g          1.47%           1.60% g         1.58% g

 Net investment incomec ...........................................     0.01% g          0.32%           0.97% g         0.16% g

Portfolio turnover rate ...........................................     8.88%           10.50%           3.98%           3.46%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of the sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.86% for the period ended June 30, 2006.

f     Amount is less than $0.01 per share.

g     Annualized.

h     For the period August 1, 2004 to December 31, 2004. See Note 1.

i     For the period December 1, 2003 (effective date) to July 31, 2004.


42 | See notes to financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                       --------------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED            YEAR ENDED
                                                       JUNE 30, 2006         DECEMBER 31,               YEAR ENDED JULY 31,
CLASS C                                                  (UNAUDITED)      2005       2004 h        2004         2003         2002
                                                       --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..................  $  13.97      $ 13.09      $ 11.72     $ 10.38      $  9.40      $ 11.58
                                                         ------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b,c ............................        -- f       0.04         0.05        0.02         0.01         0.05

 Net realized and unrealized gains (losses) ...........      0.63         0.96         1.32        1.35         1.00        (1.99)
                                                         ------------------------------------------------------------------------
Total from investment operations                             0.63         1.00         1.37        1.37         1.01        (1.94)
                                                         ------------------------------------------------------------------------
Less distributions from:

 Net investment income ................................     (0.03)       (0.12)          --       (0.03)       (0.03)       (0.08)

 Net realized gains ...................................        --           --           --          --           --        (0.16)
                                                         ------------------------------------------------------------------------
Total distributions ...................................     (0.03)       (0.12)          --       (0.03)       (0.03)       (0.24)
                                                         ------------------------------------------------------------------------
Redemption fees .......................................        -- f         -- f         -- f        -- f         --           --
                                                         ------------------------------------------------------------------------
Net asset value, end of period ........................  $  14.57      $ 13.97      $ 13.09     $ 11.72      $ 10.38      $  9.40
                                                         ========================================================================

Total return d ........................................      4.52%        7.63%       11.69%      13.18%       10.74%      (17.00)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .....................  $105,002      $88,986      $73,816     $61,179      $40,829      $31,255

Ratios to average net assets:

 Expenses before waiver and payments
  by affiliate e ......................................      1.49% g      1.54%        1.60% g     1.58%        1.67%        1.68%

 Expenses net of waiver and payments
  by affiliate e ......................................      1.25% g      1.47%        1.60% g     1.58%        1.67%        1.68%

 Net investment income c ..............................      0.01% g      0.32%        0.97% g     0.16%        0.09%        0.50%

Portfolio turnover rate ...............................      8.88%       10.50%        3.98%       3.46%       21.87%       14.24%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of the sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.86% for the period ended June 30, 2006.

f     Amount is less than $0.01 per share.

g     Annualized.

h     For the period August 1, 2004 to December 31, 2004. See Note 1.


                     Semiannual Report | See notes to financial statements. | 43

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                       --------------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED             YEAR ENDED
                                                       JUNE 30, 2006         DECEMBER 31,                 YEAR ENDED JULY 31,
CLASS R                                                 (UNAUDITED)       2005       2004 h         2004        2003       2002 i
                                                       --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..................   $ 14.02      $ 13.11      $ 11.76      $ 10.40      $ 9.46      $ 10.95
                                                          -----------------------------------------------------------------------

Income from investment operations a:

 Net investment income b,c ............................      0.04         0.11         0.08         0.08        0.05         0.01

 Net realized and unrealized gains (losses) ...........      0.63         0.95         1.33         1.36        1.00        (1.50)
                                                          -----------------------------------------------------------------------
Total from investment operations ......................      0.67         1.06         1.41         1.44        1.05        (1.49)
                                                          -----------------------------------------------------------------------
Less distributions from net investment income .........     (0.04)       (0.15)       (0.06)       (0.08)      (0.11)          --
                                                          -----------------------------------------------------------------------
Redemption fees .......................................        -- f         -- f         -- f         -- f        --           --
                                                          -----------------------------------------------------------------------
Net asset value, end of period ........................   $ 14.65      $ 14.02      $ 13.11      $ 11.76      $10.40      $  9.46
                                                          =======================================================================

Total return d ........................................      4.80%        8.10%       12.00%       13.89%      11.11%      (13.52)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .....................   $22,111      $19,461      $15,206      $11,714      $5,567      $   141

Ratios to average net assets:

 Expenses before waiver and payments
  by affiliate e ......................................      0.99% g      1.04%        1.10% g      1.08%       1.17%        1.18% g

 Expenses net of waiver and payments
  by affiliate e ......................................      0.75% g      0.97%        1.10% g      1.08%       1.17%        1.18% g

 Net investment income c ..............................      0.51% g      0.82%        1.47% g      0.66%       0.59%        0.18% g

Portfolio turnover rate ...............................      8.88%       10.50%        3.98%        3.46%      21.87%       14.24%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of the sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.86% for the period ended June 30, 2006.

f     Amount is less than $0.01 per share.

g     Annualized.

h     For the period August 1, 2004 to December 31, 2004. See Note 1.

i     For the period January 1, 2002 (effective date) to July 31, 2002.


44 | See notes to financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                              -------------------------------------
                                                              SIX MONTHS ENDED         PERIOD ENDED
                                                                JUNE 30, 2006          DECEMBER 31,
ADVISOR CLASS                                                    (UNAUDITED)              2005 h
                                                              -------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........................     $14.10                $14.18
                                                                    ----------------------------
Income from investment operations a:

 Net investment income b,c ....................................       0.07                  0.11

 Net realized and unrealized gains (losses) ...................       0.64                 (0.03)
                                                                    ----------------------------
Total from investment operations ..............................       0.71                  0.08
                                                                    ----------------------------
Less distributions from net investment income .................      (0.05)                (0.16)
                                                                    ----------------------------
Redemption fees ...............................................         -- f                  -- f
                                                                    ----------------------------
Net asset value, end of period ................................     $14.76                $14.10
                                                                    ============================

Total return d ................................................       5.07%                 0.54%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............................     $3,996                $3,320

Ratios to average net assets:

 Expenses before waiver and payments by affiliate e ...........       0.49% g               0.54% g

 Expenses net of waiver and payments by affiliate e ...........       0.25% g               0.47% g

 Net investment incomec .......................................       1.01% g               1.32% g

Portfolio turnover rate .......................................       8.88%                10.50%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of the sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d     Total return is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.86% for the period ended June 30, 2006.

f     Amount is less than $0.01 per share.

g     Annualized.

h     For the period December 1, 2005 (effective date) to December 31, 2005.


                     Semiannual Report | See notes to financial statements. | 45

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON GROWTH TARGET FUND                                                 SHARES            VALUE
------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 95.1%
  DOMESTIC EQUITY 56.2%
b Franklin Aggressive Growth Fund, Advisor Class ................................       900,860       $ 15,710,991
b Franklin Flex Cap Growth Fund, Advisor Class ..................................     1,568,320         63,705,148
  Franklin Natural Resources Fund, Advisor Class ................................       434,239         15,758,519
  Franklin Real Estate Securities Fund, Advisor Class ...........................       596,398         15,685,273
b Franklin Small Cap Growth Fund II, Advisor Class ..............................     5,507,894         72,649,124
  Mutual Shares Fund, Class Z ...................................................     2,192,897         54,625,059
                                                                                                      ------------
                                                                                                       238,134,114
                                                                                                      ------------
  DOMESTIC FIXED INCOME 10.5%
  Franklin Strategic Income Fund, Advisor Class .................................       265,277          2,663,385
  Franklin Strategic Mortgage Portfolio .........................................     1,469,364         13,782,638
  Franklin Total Return Fund, Advisor Class .....................................     1,116,597         10,808,658
  Franklin U.S. Government Securities Fund, Advisor Class .......................     2,739,728         17,287,681
                                                                                                      ------------
                                                                                                        44,542,362
                                                                                                      ------------
  FOREIGN EQUITY 24.0%
  Franklin Gold and Precious Metals Fund, Advisor Class .........................       571,416         18,119,600
  Mutual European Fund, Class Z .................................................     2,248,340         51,352,094
  Templeton China World Fund, Advisor Class .....................................       534,172         13,557,294
  Templeton Foreign Fund, Advisor Class .........................................     1,380,699         18,542,787
                                                                                                      ------------
                                                                                                       101,571,775
                                                                                                      ------------
  FOREIGN FIXED INCOME 4.4%
  Templeton Global Bond Fund, Advisor Class .....................................     1,754,225         18,682,499
                                                                                                      ------------
  TOTAL LONG TERM INVESTMENTS (COST $331,392,186) ...............................                      402,930,750
                                                                                                      ------------
  SHORT TERM INVESTMENT (COST $20,118,228) 4.8%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.83% ..........    20,118,228         20,118,228
                                                                                                      ------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $351,510,414) 99.9% ...............                      423,048,978
  OTHER ASSETS, LESS LIABILITIES 0.1% ...........................................                          384,600
                                                                                                      ------------
  NET ASSETS 100.0% .............................................................                     $423,433,578
                                                                                                      ============

a     See Note 6 regarding investments in Underlying Funds.

b     Non-income producing for the twelve months ended June 30, 2006.

c     The rate shown is the annualized seven-day yield at period end.


46 | See notes to financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2006 (unaudited)

                                                                          -----------------------------------------------
                                                                             FRANKLIN       FRANKLIN          FRANKLIN
                                                                            TEMPLETON       TEMPLETON         TEMPLETON
                                                                          CONSERVATIVE       MODERATE           GROWTH
                                                                           TARGET FUND     TARGET FUND       TARGET FUND
                                                                          -----------------------------------------------
Assets:
 Investments in Underlying Funds (Note 6):
  Cost ........................................................           $236,943,332     $457,302,357      $351,510,414
                                                                          ===============================================
  Value .......................................................           $264,014,802     $525,366,406      $423,048,978
 Receivables:
  Capital shares sold .........................................                858,478        1,911,745         1,272,655
                                                                          -----------------------------------------------
        Total assets ..........................................            264,873,280      527,278,151       424,321,633
                                                                          -----------------------------------------------
Liabilities:
 Payables:
  Capital shares redeemed .....................................                631,163          537,532           444,259
  Affiliates ..................................................                221,856          433,521           359,386
  Unaffiliated transfer agent fees ............................                 57,132          113,533            49,720
 Accrued expenses and other liabilities .......................                 30,749           47,037            34,690
                                                                          -----------------------------------------------
        Total liabilities .....................................                940,900        1,131,623           888,055
                                                                          -----------------------------------------------
          Net assets, at value ................................           $263,932,380     $526,146,528      $423,433,578
                                                                          ===============================================
Net assets consist of:
 Paid-in capital ..............................................           $233,746,420     $451,338,351      $348,529,148
 Undistributed net investment income ..........................                695,609        1,219,118           959,252
 Net unrealized appreciation (depreciation) ...................             27,071,470       68,064,049        71,538,564
 Accumulated net realized gain (loss) .........................              2,418,881        5,525,010         2,406,614
                                                                          -----------------------------------------------
          Net assets, at value ................................           $263,932,380     $526,146,528      $423,433,578
                                                                          ===============================================


                     Semiannual Report | See notes to financial statements. | 47

Franklin Templeton Fund Allocator Series

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
June 30, 2006 (unaudited)

                                                                                    ------------------------------------------------
                                                                                     FRANKLIN          FRANKLIN           FRANKLIN
                                                                                     TEMPLETON         TEMPLETON         TEMPLETON
                                                                                    CONSERVATIVE       MODERATE           GROWTH
                                                                                    TARGET FUND       TARGET FUND       TARGET FUND
                                                                                    ------------------------------------------------
CLASS A:
 Net assets, at value ........................................................      $174,879,930      $358,104,244      $284,669,028
                                                                                    ================================================
 Shares outstanding ..........................................................        13,530,870        26,558,388        19,297,903
                                                                                    ================================================
 Net asset value per sharea ..................................................      $      12.92      $      13.48      $      14.75
                                                                                    ================================================
 Maximum offering price per share (net asset value per share / 94.25%) .......      $      13.71      $      14.30      $      15.65
                                                                                    ================================================
CLASS B:
 Net assets, at value ........................................................      $  6,658,997      $ 10,664,029      $  7,655,263
                                                                                    ================================================
 Shares outstanding ..........................................................           517,066           793,399           525,316
                                                                                    ================================================
 Net asset value and maximum offering price per share a ......................      $      12.88      $      13.44      $      14.57
                                                                                    ================================================
CLASS C:
 Net assets, at value ........................................................      $ 69,292,745      $124,554,329      $105,001,985
                                                                                    ================================================
 Shares outstanding ..........................................................         5,422,635         9,385,654         7,206,879
                                                                                    ================================================
 Net asset value and maximum offering price per share a ......................      $      12.78      $      13.27      $      14.57
                                                                                    ================================================
CLASS R:
 Net assets, at value ........................................................      $ 11,828,303      $ 27,262,826      $ 22,110,849
                                                                                    ================================================
 Shares outstanding ..........................................................           917,084         2,025,880         1,509,443
                                                                                    ================================================
 Net asset value and maximum offering price per share a ......................      $      12.90      $      13.46      $      14.65
                                                                                    ================================================
ADVISOR CLASS:
 Net assets, at value ........................................................      $  1,272,405      $  5,561,100      $  3,996,453
                                                                                    ================================================
 Shares outstanding ..........................................................            98,537           412,356           270,843
                                                                                    ================================================
 Net asset value and maximum offering price per share ........................      $      12.91      $      13.49      $      14.76
                                                                                    ================================================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


48 | See notes to financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF OPERATIONS
for the six months ended June 30, 2006 (unaudited)

                                                                                   -----------------------------------------------
                                                                                      FRANKLIN         FRANKLIN          FRANKLIN
                                                                                     TEMPLETON         TEMPLETON        TEMPLETON
                                                                                   CONSERVATIVE        MODERATE           GROWTH
                                                                                    TARGET FUND       TARGET FUND      TARGET FUND
                                                                                   -----------------------------------------------
Investment income:
 Dividends from Underlying Funds (Note 6) ........................................   $3,841,860       $ 5,968,602      $ 2,465,150
                                                                                     ---------------------------------------------
Expenses:
 Asset allocation fees (Note 3a) .................................................      257,244           565,553          463,629
 Distribution fees: (Note 3c)
  Class A ........................................................................      211,400           422,054          325,545
  Class B ........................................................................       31,504            53,338           36,078
  Class C ........................................................................      325,759           595,127          491,320
  Class R ........................................................................       32,247            71,487           53,758
 Transfer agent fees (Note 3e) ...................................................      249,623           486,632          406,910
 Reports to shareholders .........................................................       15,777            34,468           29,720
 Registration and filing fees ....................................................       43,062            48,190           43,341
 Professional fees ...............................................................        8,057             7,361            8,066
 Trustees' fees and expenses .....................................................          415               912              541
 Other ...........................................................................        3,484             5,031            4,586
                                                                                     ---------------------------------------------
        Total expenses ...........................................................    1,178,572         2,290,153        1,863,494
        Expenses waived/paid by affiliates (Note 3f) .............................     (258,506)         (521,820)        (468,220)
                                                                                     ---------------------------------------------
          Net expenses ...........................................................      920,066         1,768,333        1,395,274
                                                                                     ---------------------------------------------
           Net investment income .................................................    2,921,794         4,200,269        1,069,876
                                                                                     ---------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Sale of investments in Underlying Funds ........................................    2,278,923         4,954,936        5,488,932
  Realized gain distributions by Underlying Funds ................................      350,399           940,081        1,101,941
                                                                                     ---------------------------------------------
               Net realized gain (loss) from Underlying Funds ....................    2,629,322         5,895,017        6,590,873
                                                                                     ---------------------------------------------
 Net change in unrealized appreciation (depreciation) on investments in
  Underlying Funds ...............................................................    2,219,220         7,466,737        8,694,457
Net realized and unrealized gain (loss) ..........................................    4,848,542        13,361,754       15,285,330
                                                                                     ---------------------------------------------
Net increase (decrease) in net assets resulting from operations ..................   $7,770,336       $17,562,023      $16,355,206
                                                                                     =============================================


                     Semiannual Report | See notes to financial statements. | 49

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                         --------------------------------------------------------------------------
                                                                   FRANKLIN TEMPLETON                     FRANKLIN TEMPLETON
                                                                CONSERVATIVE TARGET FUND                 MODERATE TARGET FUND
                                                         --------------------------------------------------------------------------
                                                         SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                          JUNE 30, 2006         YEAR ENDED        JUNE 30, 2006       YEAR ENDED
                                                           (UNAUDITED)      DECEMBER 31, 2005      (UNAUDITED)    DECEMBER 31, 2005
                                                         --------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ............................      $   2,921,794       $   4,807,782       $   4,200,269       $   7,576,652
  Net realized gain (loss) from
    Underlying Funds ...............................          2,629,322           3,823,027           5,895,017           8,836,460
  Net change in unrealized appreciation
    (depreciation) on investments in
    Underlying Funds ...............................          2,219,220           1,901,662           7,466,737           9,191,060
                                                          -------------------------------------------------------------------------
     Net increase (decrease) in net assets
        resulting from operations ..................          7,770,336          10,532,471          17,562,023          25,604,172
                                                          -------------------------------------------------------------------------
 Distributions to shareholders from:
  Net investment income:
    Class A ........................................         (1,638,070)         (4,035,513)         (2,368,562)         (7,181,993)
    Class B ........................................            (43,669)           (111,536)            (33,503)           (162,211)
    Class C ........................................           (447,641)         (1,140,064)           (414,096)         (1,825,865)
    Class R ........................................           (101,272)           (331,572)           (146,827)           (630,744)
    Advisor Class ..................................            (13,115)            (10,329)            (41,953)            (52,636)
  Net realized gains:
    Class A ........................................         (1,319,072)                 --          (1,735,946)                 --
    Class B ........................................            (51,519)                 --             (52,010)                 --
    Class C ........................................           (523,766)                 --            (616,008)                 --
    Class R ........................................            (90,433)                 --            (132,570)                 --
    Advisor Class ..................................             (9,537)                 --             (26,220)                 --
                                                          -------------------------------------------------------------------------
 Total distributions to shareholders ...............         (4,238,094)         (5,629,014)         (5,567,695)         (9,853,449)
                                                          -------------------------------------------------------------------------
 Capital share transactions: (Note 2)
    Class A ........................................         10,464,029          19,673,591          33,413,821          25,091,859
    Class B ........................................            379,666             850,070             227,098           1,129,090
    Class C ........................................          5,143,572           2,290,697           9,454,528           2,608,138
    Class R ........................................         (2,547,196)          1,584,439          (4,033,704)          4,134,667
    Advisor Class ..................................            514,734             760,697           1,575,878           3,930,604
                                                          -------------------------------------------------------------------------
 Total capital share transactions ..................         13,954,805          25,159,494          40,637,621          36,894,358
                                                          -------------------------------------------------------------------------
 Redemption fees ...................................              1,074               2,446               4,613               2,839
                                                          -------------------------------------------------------------------------
        Net increase (decrease) in
          net assets ...............................         17,488,121          30,065,397          52,636,562          52,647,920
Net assets:
 Beginning of period ...............................        246,444,259         216,378,862         473,509,966         420,862,046
                                                          -------------------------------------------------------------------------
 End of period .....................................      $ 263,932,380       $ 246,444,259       $ 526,146,528       $ 473,509,966
                                                          =========================================================================
Undistributed net investment income
 included in net assets:
  End of period ....................................      $     695,609       $      17,582       $   1,219,118       $      23,790
                                                          =========================================================================


50 | See notes to financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                             ------------------------------------
                                                                                                       FRANKLIN TEMPLETON
                                                                                                       GROWTH TARGET FUND
                                                                                             ------------------------------------
                                                                                             SIX MONTHS ENDED
                                                                                               JUNE 30, 2006        YEAR ENDED
                                                                                                 (UNAUDITED)    DECEMBER 31, 2005
                                                                                             ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..............................................................         $   1,069,876       $   2,783,708
  Net realized gain (loss) from Underlying Funds .....................................             6,590,873           8,045,166
  Net change in unrealized appreciation (depreciation) on investments in
    Underlying Funds .................................................................             8,694,457          15,755,314
                                                                                               ---------------------------------
        Net increase (decrease) in net assets resulting from operations ..............            16,355,206          26,584,188
                                                                                               ---------------------------------
Distributions to shareholders from:
 Net investment income:
    Class A ..........................................................................              (834,858)         (2,957,561)
    Class B ..........................................................................               (15,275)            (54,650)
    Class C ..........................................................................              (210,583)           (744,924)
    Class R ..........................................................................               (63,191)           (213,905)
    Advisor Class ....................................................................               (13,878)            (36,584)
                                                                                               ---------------------------------
 Total distributions to shareholders .................................................            (1,137,785)         (4,007,624)
                                                                                               ---------------------------------
 Capital share transactions: (Note 2)
    Class A ..........................................................................            43,813,184          12,665,336
    Class B ..........................................................................               931,268             739,433
    Class C ..........................................................................            12,272,065           9,702,929
    Class R ..........................................................................             1,765,607           2,953,654
    Advisor Class ....................................................................               512,887           3,350,378
                                                                                               ---------------------------------
 Total capital share transactions ....................................................            59,295,011          29,411,730
                                                                                               ---------------------------------
 Redemption fees .....................................................................                   642               6,807
                                                                                               ---------------------------------
        Net increase (decrease) in net assets ........................................            74,513,074          51,995,101
Net assets:
 Beginning of period .................................................................           348,920,504         296,925,403
                                                                                               ---------------------------------
 End of period .......................................................................         $ 423,433,578       $ 348,920,504
                                                                                               =================================
Undistributed net investment income included in net assets:
 End of period .......................................................................         $     959,252       $   1,027,161
                                                                                               =================================


                     Semiannual Report | See notes to financial statements. | 51

Franklin Templeton Fund Allocator Series

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (the Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end investment company, consisting of six separate series. All funds included in this report (the Funds) are nondiversified. The financial statements of the remaining funds in the series are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (the Underlying Funds). The Funds offer five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

On December 6, 2004, the Board of Trustees approved the change of the Trust's fiscal year from July 31 to December 31 effective December 31, 2004.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

B. INCOME TAXES

No provision has been made for U.S. income taxes because each Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.


52 | Semiannual Report

Franklin Templeton Fund Allocator Series

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


                                                          Semiannual Report | 53

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                                        -----------------------------------------------------------------------
                                                              FRANKLIN TEMPLETON                      FRANKLIN TEMPLETON
                                                           CONSERVATIVE TARGET FUND                   MODERATE TARGET FUND
                                                        -----------------------------------------------------------------------
                                                           SHARES            AMOUNT              SHARES                 AMOUNT
                                                        -----------------------------------------------------------------------
CLASS A SHARES:
Six months ended June 30, 2006
 Shares sold ..................................          2,978,922       $ 38,988,322           5,988,674          $ 81,606,527
 Shares issued in reinvestment
  of distributions ............................            210,735          2,692,753             301,024             3,994,586
 Shares redeemed ..............................         (2,383,498)       (31,217,046)         (3,832,352)          (52,187,292)
                                                        -----------------------------------------------------------------------
 Net increase (decrease) ......................            806,159       $ 10,464,029           2,457,346          $ 33,413,821
                                                        =======================================================================
Year ended December 31, 2005
 Shares sold ..................................          4,700,208       $ 58,731,887           8,741,947          $111,231,407
 Shares issued in reinvestment
  of distributions ............................            295,015          3,730,391             538,713             7,009,845
 Shares redeemed ..............................         (3,418,586)       (42,788,687)         (7,329,765)          (93,149,393)
                                                        -----------------------------------------------------------------------
 Net increase (decrease) ......................          1,576,637       $ 19,673,591           1,950,895          $ 25,091,859
                                                        =======================================================================
CLASS B SHARES:
Six months ended June 30, 2006
 Shares sold ..................................             73,045       $    954,033              74,142          $  1,002,862
 Shares issued in reinvestment
  of distributions ............................              6,070             77,214               5,896                77,809
 Shares redeemed ..............................            (50,204)          (651,581)            (62,889)             (853,573)
                                                        -----------------------------------------------------------------------
 Net increase (decrease) ......................             28,911       $    379,666              17,149          $    227,098
                                                        =======================================================================
Year ended December 31, 2005
 Shares sold ..................................            126,621       $  1,569,848             177,044          $  2,231,881
 Shares issued in reinvestment
  of distributions ............................              7,008             88,480              11,226               146,083
 Shares redeemed ..............................            (64,844)          (808,258)            (99,155)           (1,248,874)
                                                        -----------------------------------------------------------------------
 Net increase (decrease) ......................             68,785       $    850,070              89,115          $  1,129,090
                                                        =======================================================================
CLASS C SHARES:
Six months ended June 30, 2006
 Shares sold ..................................            838,878       $ 10,830,648           1,462,442          $ 19,597,376
 Shares issued in reinvestment
  of distributions ............................             68,192            861,048              72,224               940,935
 Shares redeemed ..............................           (506,299)        (6,548,124)           (827,986)          (11,083,783)
                                                        -----------------------------------------------------------------------
 Net increase (decrease) ......................            400,771       $  5,143,572             706,680          $  9,454,528
                                                        =======================================================================
Year ended December 31, 2005
 Shares sold ..................................          1,402,940       $ 17,329,727           2,264,680          $ 28,333,362
 Shares issued in reinvestment
  of distributions ............................             80,743          1,011,875             127,401             1,638,002
 Shares redeemed ..............................         (1,301,614)       (16,050,905)         (2,187,065)          (27,363,226)
                                                        -----------------------------------------------------------------------
 Net increase (decrease) ......................            182,069       $  2,290,697             205,016          $  2,608,138
                                                        =======================================================================


54 | Semiannual Report

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                                -------------------------------------------------------------------
                                                                      FRANKLIN TEMPLETON                   FRANKLIN TEMPLETON
                                                                   CONSERVATIVE TARGET FUND               MODERATE TARGET FUND
                                                                -------------------------------------------------------------------
                                                                  SHARES             AMOUNT            SHARES             AMOUNT
                                                                -------------------------------------------------------------------
CLASS R SHARES:
Six months ended June 30, 2006
 Shares sold ............................................         205,988         $ 2,697,304          449,727         $  6,101,458
 Shares issued in reinvestment
  of distributions ......................................          14,991             191,212           20,993              277,786
 Shares redeemed ........................................        (414,098)         (5,435,712)        (763,157)         (10,412,948)
                                                                -------------------------------------------------------------------
 Net increase (decrease) ................................        (193,119)        $(2,547,196)        (292,437)        $ (4,033,704)
                                                                ===================================================================
Year ended December 31, 2005
 Shares sold ............................................         574,711         $ 7,126,545          871,013         $ 11,010,434
 Shares issued in reinvestment of distributions .........          26,232             331,034           48,317              627,950
 Shares redeemed ........................................        (470,003)         (5,873,140)        (587,826)          (7,503,717)
                                                                -------------------------------------------------------------------
 Net increase (decrease) ................................         130,940         $ 1,584,439          331,504         $  4,134,667
                                                                ===================================================================
ADVISOR CLASS SHARES:
Six months ended June 30, 2006
 Shares sold ............................................          42,515         $   555,288          116,324         $  1,575,085
 Shares issued in reinvestment
  of distributions ......................................           1,760              22,467            5,124               68,039
 Shares redeemed ........................................          (4,927)            (63,021)          (5,013)             (67,246)
                                                                -------------------------------------------------------------------
 Net increase (decrease) ................................          39,348         $   514,734          116,435         $  1,575,878
                                                                ===================================================================
Period ended December 31, 2005 a
 Shares sold ............................................          58,390         $   750,506          298,490         $  3,965,456
 Shares issued in reinvestment
  of distributions ......................................             799              10,191            3,983               52,500
 Shares redeemed ........................................              --                  --           (6,552)             (87,352)
                                                                -------------------------------------------------------------------
 Net increase (decrease) ................................          59,189         $   760,697          295,921         $  3,930,604
                                                                ===================================================================

                                                                                                    -------------------------------
                                                                                                            FRANKLIN TEMPLETON
                                                                                                            GROWTH TARGET FUND
                                                                                                    -------------------------------
                                                                                                      SHARES               AMOUNT
                                                                                                    -------------------------------
CLASS A SHARES:
Six months ended June 30, 2006
 Shares sold ..................................................................................      4,663,504         $ 69,384,896
 Shares issued in reinvestment of distributions ...............................................         55,112              811,273
 Shares redeemed ..............................................................................     (1,777,724)         (26,382,985)
                                                                                                    -------------------------------
 Net increase (decrease) ......................................................................      2,940,892         $ 43,813,184
                                                                                                    ===============================
Year ended December 31, 2005
 Shares sold ..................................................................................      5,719,599         $ 76,098,416
 Shares issued in reinvestment of distributions ...............................................        205,782            2,886,413
 Shares redeemed ..............................................................................     (4,944,438)         (66,319,493)
                                                                                                    ===============================
 Net increase (decrease) ......................................................................        980,943         $ 12,665,336
                                                                                                    ===============================


                                                          Semiannual Report | 55

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                                                   ---------------------------------
                                                                                           FRANKLIN TEMPLETON
                                                                                           GROWTH TARGET FUND
                                                                                   ---------------------------------
                                                                                      SHARES                AMOUNT
                                                                                   ---------------------------------
CLASS B SHARES:
Six months ended June 30, 2006
  Shares sold ................................................................         89,401           $  1,324,575
  Shares issued in reinvestment of distributions .............................            989                 14,425
  Shares redeemed ............................................................        (28,076)              (407,732)
                                                                                   =================================
  Net increase (decrease) ....................................................         62,314           $    931,268
                                                                                   =================================
Year ended December 31, 2005
  Shares sold ................................................................        106,430           $  1,419,587
  Shares issued in reinvestment of distributions .............................          3,679                 51,404
  Shares redeemed ............................................................        (55,290)              (731,558)
                                                                                   =================================
  Net increase (decrease) ....................................................         54,819           $    739,433
                                                                                   =================================
CLASS C SHARES:
Six months ended June 30, 2006
  Shares sold ................................................................      1,291,541           $ 18,934,044
  Shares issued in reinvestment of distributions .............................         12,950                188,813
  Shares redeemed ............................................................       (469,229)            (6,850,792)
                                                                                   =================================
  Net increase (decrease) ....................................................        835,262           $ 12,272,065
                                                                                   =================================
Year ended December 31, 2005
  Shares sold ................................................................      1,819,222           $ 23,985,733
  Shares issued in reinvestment of distributions .............................         47,927                669,884
  Shares redeemed ............................................................     (1,133,935)           (14,952,688)
                                                                                   =================================
  Net increase (decrease) ....................................................        733,214           $  9,702,929
                                                                                   =================================
CLASS R SHARES:
Six months ended June 30, 2006
  Shares sold ................................................................        357,420           $  5,259,201
  Shares issued in reinvestment of distributions .............................          4,300                 62,902
  Shares redeemed ............................................................       (240,585)            (3,556,496)
                                                                                   =================================
  Net increase (decrease) ....................................................        121,135           $  1,765,607
                                                                                   =================================
Year ended December 31, 2005
  Shares sold ................................................................        621,409           $  8,193,434
  Shares issued in reinvestment of distributions .............................         15,240                212,944
  Shares redeemed ............................................................       (408,629)            (5,452,724)
                                                                                   =================================
  Net increase (decrease) ....................................................        228,020           $  2,953,654
                                                                                   =================================
ADVISOR CLASS SHARES:
Six months ended June 30, 2006
  Shares sold ................................................................         57,432           $    842,399
  Shares issued in reinvestment of distributions .............................            940                 13,840
  Shares redeemed ............................................................        (23,074)              (343,352)
                                                                                   =================================
  Net increase (decrease) ....................................................         35,298           $    512,887
                                                                                   =================================
Period ended December 31, 2005 a
  Shares sold ................................................................        233,824           $  3,326,187
  Shares issued in reinvestment of distributions .............................          2,578                 36,473
  Shares redeemed ............................................................           (857)               (12,282)
                                                                                   =================================
  Net increase (decrease) ....................................................        235,545           $  3,350,378
                                                                                   =================================

a     For the period December 1, 2005 (effective date) to December 31, 2005.


56 | Semiannual Report

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of some of the Underlying Funds and of the following subsidiaries:

----------------------------------------------------------------------------------------------------------
SUBSIDIARY                                                                    AFFILIATION
----------------------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                            Investment manager
Franklin Templeton Services, LLC (FT Services)                                Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                          Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)                 Transfer agent

A. ASSET ALLOCATION FEES

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds.

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plan, the Funds reimburse Distributors up to 0.25% per year of Class A's average daily net assets for costs incurred in connection with the sale and distribution of the Funds' shares. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Under the Funds' compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the sale and distribution of the Funds' shares up to a certain percentage per year of their average daily net assets of each class as follows:

Class B ............................................  1.00%
Class C ............................................  1.00%
Class R ............................................  0.50%


                                                          Semiannual Report | 57

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

                                                                          ------------------------------------------
                                                                             FRANKLIN       FRANKLIN      FRANKLIN
                                                                            TEMPLETON      TEMPLETON      TEMPLETON
                                                                          CONSERVATIVE      MODERATE       GROWTH
                                                                           TARGET FUND    TARGET FUND    TARGET FUND
                                                                          ------------------------------------------
Net sales charges received a ........................................        $ 66,021       $201,703       $150,114
Contingent deferred sales charges retained ..........................        $ 14,247       $ 23,204       $ 11,893

a     Net of commissions paid to unaffiliated broker/dealers.

E. TRANSFER AGENT FEES

The Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                                                          ------------------------------------------
                                                                             FRANKLIN       FRANKLIN      FRANKLIN
                                                                            TEMPLETON      TEMPLETON      TEMPLETON
                                                                          CONSERVATIVE      MODERATE       GROWTH
                                                                           TARGET FUND    TARGET FUND    TARGET FUND
                                                                          ------------------------------------------
Transfer agent fees .................................................        $129,401       $268,501       $283,573

F. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

Advisers agreed in advance to voluntarily waive all or a portion of asset allocation fees and assume payment of other expenses, as noted in the Statements of Operations. Total expenses waived by Advisers are not subject to reimbursement by the Funds subsequent to the Funds' fiscal year end.

4. INCOME TAXES

At December 31, 2005, the Funds had tax basis capital losses which may be carried over to offset future capital gains, if any. At December 31, 2005, the capital loss carryforwards were as follows:

                                                        -----------
                                                         FRANKLIN
                                                         TEMPLETON
                                                          GROWTH
                                                        TARGET FUND
                                                        -----------
Capital loss carryforwards expiring in:
  2011 ..............................................   $1,191,401
  2012 ..............................................    1,400,350
                                                        ----------
                                                        $2,591,751
                                                        ==========


58 | Semiannual Report

Franklin Templeton Fund Allocator Series

4. INCOME TAXES (CONTINUED)

At June 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                  ---------------------------------------------
                                                                    FRANKLIN        FRANKLIN         FRANKLIN
                                                                    TEMPLETON       TEMPLETON        TEMPLETON
                                                                  CONSERVATIVE      MODERATE          GROWTH
                                                                   TARGET FUND     TARGET FUND      TARGET FUND
                                                                  ---------------------------------------------
Cost of investments ........................................      $237,193,508     $457,722,296    $351,891,779
                                                                  =============================================
Unrealized appreciation ....................................      $ 30,203,452     $ 73,402,238    $ 73,097,028
Unrealized depreciation ....................................        (3,382,158)      (5,758,128)     (1,939,829)
                                                                  ---------------------------------------------
Net unrealized appreciation (depreciation) .................      $ 26,821,294     $ 67,644,110    $ 71,157,199
                                                                  =============================================

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of short term capital gain distributions from Underlying Funds.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of short term capital gain distributions from Underlying Funds and wash sales.

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the period ended June 30, 2006, were as follows:

                                                                  ---------------------------------------------
                                                                    FRANKLIN        FRANKLIN         FRANKLIN
                                                                    TEMPLETON       TEMPLETON        TEMPLETON
                                                                  CONSERVATIVE      MODERATE          GROWTH
                                                                   TARGET FUND     TARGET FUND      TARGET FUND
                                                                  ---------------------------------------------
Purchases ..................................................       $20,874,068     $59,194,976      $77,684,358
Sales ......................................................       $17,632,677     $34,688,389      $33,497,306


                                                          Semiannual Report | 59

Franklin Templeton Fund Allocator Series

6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Advisers or an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At June 30, 2006, the Funds held the following positions which exceed 5% of the Underlying Funds' shares outstanding:

--------------------------------------------------------------------------------
NAME OF ISSUER                                                  % OF SHARES HELD
--------------------------------------------------------------------------------
FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND
 Franklin Strategic Mortgage Portfolio                                 7.60%
FRANKLIN TEMPLETON MODERATE TARGET FUND
 Franklin Strategic Mortgage Portfolio                                13.52%
 Franklin Aggressive Growth Fund                                       6.43%
 Franklin Total Return Fund                                            5.14%
 Franklin Small Cap Growth Fund II                                     5.09%
FRANKLIN TEMPLETON GROWTH TARGET FUND
 Franklin Aggressive Growth Fund                                       6.76%
 Franklin Small Cap Growth Fund II                                     5.96%

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, asset allocation fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

7. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop separate plans for the distribution of the respective settlement monies. The CAGO approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement, and in March 2005, the disbursement of monies to the relevant funds in accordance with the terms and conditions of that settlement was completed. The Trust did not participate in the CAGO Settlement.


60 | Semiannual Report

Franklin Templeton Fund Allocator Series

7. REGULATORY MATTERS (CONTINUED)

On June 23, 2006, the SEC approved the IDC's proposed plan of distribution arising from the December 13, 2004 SEC Order and disbursement of the settlement monies to the designated funds in accordance with the terms and conditions of the SEC's order and the plan will be completed in August, 2006. The Trust did not participate in the December 13, 2004 SEC Order.

The IDC has also completed a proposed Plan of Distribution under the August 2, 2004 SEC Order resolving the SEC's market timing investigation and has submitted that plan to the SEC staff, where it is under review. The SEC has announced the following expected schedule with respect to the market timing Plan of
Distribution: "The SEC anticipates that Notice of the Plan will be published on or after September 15, 2006. After publication and comment, the proposed Distribution Plan will be submitted to the SEC for approval. When the SEC approves the proposed Distribution Plan, with modifications as appropriate, distributions will begin pursuant to that Plan. The SEC anticipates the distribution will begin in the fall of 2006."

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

8. FASB INTERPRETATION NO. 48

In July 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the Trust's financial statements.


                                                          Semiannual Report | 61

Franklin Templeton Fund Allocator Series

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 28, 2006, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds comprising Franklin Templeton Fund Allocator Series ("Fund(s)"). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report was a memorandum prepared by management describing enhancements to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund


62 | Semiannual Report

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties and the firsthand experience of the individual Trustees who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of Class A shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended December 31, 2005, and for additional periods ended that date depending on when a particular Fund commenced operations. The following summarizes the performance results for each of the Funds and the Board's view of such performance.

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional income funds as selected by Lipper. The Lipper report showed that the Fund's income return for the one-year period was in the middle quintile of its performance universe and on an annualized basis for each of the previous three- and five-year periods was in the second-lowest quintile of such universe, while its total return was in the highest quintile of such universe for the one-year period and the second-highest quintile for such three- and five-year periods. The Board was satisfied with such performance.


                                                          Semiannual Report | 63

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

FRANKLIN TEMPLETON MODERATE TARGET FUND - The performance universe of this Fund consisted of the Fund and all retail and institutional balanced funds as selected by Lipper. The Lipper report showed the Fund's income return for the one-year period to be in the highest quintile of this universe and on an annualized basis for each of the previous three- and five-year periods to be in the second-highest quintile of such performance universe. The Lipper report showed the Fund's total return for the one-year period was in the second-highest quintile of such performance universe and on an annualized basis was in the highest quintile for the previous three- and five-year periods. The Board was satisfied with this performance.

FRANKLIN TEMPLETON GROWTH TARGET FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional global flexible funds as selected by Lipper. The Lipper report showed the Fund's income return for the one-year period and on an annualized basis for the previous five- and ten-year periods was in the second-lowest quintile of this performance universe, while its total return for the one-year period was in the middle quintile of such performance universe and on an annualized basis was in the second-highest quintile for the previous three-year period, and the second-lowest quintile for the previous five-year period. The Board found the Fund's performance to be acceptable.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratios of each Fund compared with those of a group of retail front-end load fund of funds selected by Lipper as its appropriate Lipper expense group. Prior to making such comparisons, the Board relied upon a survey showing that the scope of management services covered under a Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups that would be used as a basis of comparison in the Lipper reports. In reviewing comparative costs, emphasis was given to each Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper effective management fee analysis includes the advisory and administrative fees directly charged to each Fund as being part of the management fee, with the management fees charged underlying funds being included within actual total expenses. Effective management fees and total expenses for comparative consistency are shown by Lipper for fund Class A shares. The Lipper expense group for Franklin Templeton Conservative Target Fund consisted of five funds, with the Fund's effective management fee and actual total expenses being the second-highest in such group, but within seven basis points of the median for such group. The Board found such expenses acceptable, noting that, as stated in the Lipper report, its total expense rank was adversely affected by the fact that expenses of the two smallest funds in the expense group were subsidized through fee waivers. The Lipper expense group for Franklin Templeton Moderate Target Fund consisted of six funds, with the Fund's effective management fee and its actual total expenses being the third-highest in such group, but within four basis points of the median for such group. As stated in such Lipper report, the expenses of six of the funds in such


64 | Semiannual Report

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

group were subsidized through fee waivers, and the Board found the Fund's expenses to be acceptable. The Lipper expense group for Franklin Templeton Growth Target Fund consisted of five funds, with the Fund's effective management fee being the second-lowest in such group and its actual total expenses being the highest in such group. The Board found such expenses acceptable, noting that the expenses of two of the other funds within such group were subsidized through fee waivers as set forth in the Lipper report.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity which financed up-front commissions paid to brokers/dealers who sold fund Class B shares, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Specific attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds' independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Funds' Board solely for their purposes and use in reference to the profitability analysis. Included in the analysis were the revenue and related costs involved in providing services to the Fund, as well as each Fund's relative contribution to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.


                                                          Semiannual Report | 65

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager's realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. Franklin Templeton Conservative Target Fund, Franklin Templeton Moderate Target Fund and Franklin Templeton Growth Target Fund each pay a fee of 0.25% at all asset levels under an investment advisory and allocation agreement, and the Board intends to monitor future growth of these Funds to see if a breakpoint reduction at some asset level should be considered.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


66 | Semiannual Report

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

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 4
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 5

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 6

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 7
Colorado
Connecticut
Florida 7
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 6
Michigan 6
Minnesota 6
Missouri
New Jersey
New York 7
North Carolina
Ohio 6
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 8

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution. 07/06

5. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

6.    Portfolio of insured municipal securities.

7. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

8. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

                                               Not part of the semiannual report

    [LOGO](R)
FRANKLIN TEMPLETON              One Franklin Parkway
   INVESTMENTS                  San Mateo, CA 94403-1906

|_|   WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TEMPLETON
FUND ALLOCATOR SERIES

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632 -2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FAS S2006 08/06








                                [GRAPHIC OMITTED]

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                                                         JUNE 30, 2006
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                                                Franklin Templeton
                                                Corefolio Allocation Fund

                                                Franklin Templeton
                                                Founding Funds Allocation Fund

                                                Franklin Templeton
                                                Perspectives Allocation Fund

--------------------------------------------------------------------------------
    SEMIANNUAL REPORT AND SHAREHOLDER LETTER        ASSET ALLOCATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      WANT TO RECEIVE
                                                      THIS DOCUMENT
                                                      FASTER VIA EMAIL?
               FRANKLIN TEMPLETON
             FUND ALLOCATOR SERIES                    Eligible shareholders can
                                                      sign up for eDelivery at
                                                      franklintempleton.com.
                                                      See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN O TEMPLETON O MUTUAL SERIES

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL Series. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

-------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
-------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]


Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Economic and Market Overview ..............................................    3

Franklin Templeton Corefolio Allocation Fund ..............................    5

Franklin Templeton Founding Funds Allocation Fund .........................   13

Franklin Templeton Perspectives Allocation Fund ...........................   20

Financial Highlights and Statements of Investments ........................   27

Financial Statements ......................................................   44

Notes to Financial Statements .............................................   50

Shareholder Information ...................................................   60

--------------------------------------------------------------------------------

Shareholder Letter

Dear Shareholder:

During the six months ended June 30, 2006, the U.S. economy continued to grow. Moderate core inflation, warmer-than-normal winter temperatures, some improving economic data, solid business spending and generally positive corporate earnings reports supported economic progress. On the other hand, high oil prices and concerns about the U.S. twin (federal and trade) deficits and rising interest rates had the potential to slow growth. As the period proceeded, uncertainty about interest rates and inflation began to dampen investor confidence. After making gains for most of the period under review, U.S. equity markets began to slide in May. The Standard & Poor's 500 Index (S&P 500) returned +2.71%, the Dow Jones Industrial Average returned +5.22% and the NASDAQ Composite Index had a return of -1.08% for the six months under review. 1

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

--------------------------------------------------------------------------------

EDELIVERY DETAILS

Log in at franklintempleton.com and click on eDelivery. Shareholders who are registered at franklintempleton.com can receive these reports via email. Not all accounts are eligible for eDelivery.

-----------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-----------------------------------------------------


                                           Not part of the semiannual report | 1

The enclosed semiannual report for Franklin Templeton Fund Allocator Series includes a discussion of market conditions, investment management decisions and each Fund's performance during the period under review. You will also find longer-term performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, FRANKLINTEMPLETON.COM provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is never more valuable than during a volatile market.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ Charles B. Johnson

Charles B. Johnson
Chairman
Franklin Templeton Fund Allocator Series

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF JUNE 30, 2006. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


2 | Not part of the semiannual report

Semiannual Report

Economic and Market Overview

During the six months ended June 30, 2006, the global economy advanced at a healthy pace. U.S. gross domestic product grew an annualized 5.6% in first quarter 2006 and moderated to an estimated 2.5% annualized rate in the second quarter. Growth was driven by consumer, business and government spending. Productivity gains and corporate profits also contributed. U.S. export growth picked up some momentum, but a wide trade deficit remained. The labor market firmed as employment generally increased and the unemployment rate remained relatively low. Although labor costs rose during the reporting period, hiring increased in many industries and personal income grew.

However, signs of moderation appeared globally in the latter part of the period primarily due to three factors. Many central banks, including the world's three largest, continued to tighten monetary policy, thereby reducing the immense liquidity that helped fuel the current recovery. Oil prices remained elevated and reached a historical high during the period. Over the past few months, the sustained high energy prices may also have contributed to a rise in broad measures of inflation. Lastly, the U.S. housing market showed evidence of cooling.

The U.S. Federal Reserve Board increased the federal funds target rate in four quarter-point increments to 5.25%. The European Central Bank raised short-term rates twice to 2.75%. In March 2006, the Bank of Japan ended its deflation-fighting policy, which could allow short-term rates to increase from their effective zero percent rate. Even after these changes, interest rates remained at levels considered supportive of further economic growth. The possibility of future rate increases in many countries remained, although many market observers were divided as to whether an end to the current tightening cycle might be near.

Robust economic growth sustained strong demand for oil and other commodities, which kept prices high during most of the reporting period. In particular, many industrial metals prices continued to rise at double-digit rates. This contributed to economic growth in countries that are tied to mining and industrial commodities, such as Australia and Canada and emerging markets in Asia and Latin America. However, in May an uncertain economic outlook led to a pullback in commodity prices, which impacted the share prices of related stocks.


                                                           Semiannual Report | 3

Notably, availability of cash and historically low interest rates fueled mergers and acquisitions, as well as leveraged buyouts and other corporate activity, which intensified during the period. In the first half of 2006, the total value of global deals announced was $1.83 trillion, an increase of 43% over the comparable period in 2005. 1 Cross-border mergers and acquisitions were about 40% of total deal volume, and European companies were the most active worldwide. 1

In this environment, domestic equity markets experienced dramatic swings late in the period. Overall, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +5.22%, the broader Standard & Poor's 500 Index (S&P 500) returned +2.71% and the technology-heavy NASDAQ Composite Index had a -1.08% return. 2 Global equity markets performed better than those in the U.S. As of June 30, 2006, the six-month total return for the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index was +10.50%. 3

1. Source: "Merger Machine Keeps Churning out Deals," THE WALL STREET JOURNAL, 7/3/06.

2. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

3. Source: Standard & Poor's Micropal. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF JUNE 30, 2006. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


4 | Semiannual Report

Franklin Templeton Corefolio
Allocation Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Corefolio Allocation Fund seeks capital appreciation through investments in an equally weighted combination of Franklin Capital Growth Fund, Franklin Growth Fund, Mutual Shares Fund and Templeton Growth Fund.

--------------------------------------------------------------------------------

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Based on Total Net Assets as of 6/30/06

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Primarily Domestic Equity ........  74.9%
Primarily Foreign Equity .........  25.1%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Templeton Corefolio Allocation Fund covers the period ended June 30, 2006.

PERFORMANCE OVERVIEW

Franklin Templeton Corefolio Allocation Fund - Class A posted a +3.60% cumulative total return for the six months under review. The Fund performed comparably to its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index. For the reporting period, the hybrid benchmark returned +3.62%. 1 You can find other performance data in the Performance Summary beginning on page 8.

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The benchmark index's weightings are as follows: S&P 500 75% and MSCI World Index 25%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 32.


                                                           Semiannual Report | 5

INVESTMENT STRATEGY

The Fund invests its assets in an equally weighted combination of Franklin Capital Growth Fund, Franklin Growth Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund's allocations to maintain the predetermined equal weightings of approximately 25% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

PORTFOLIO REVIEW

The Fund's performance can be attributed largely to maintaining a relatively static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

During the six months under review, the Fund's performance benefited most from Mutual Shares Fund - Class Z. However, Franklin Capital Growth Fund - Advisor Class and Franklin Growth Fund - Advisor Class hindered the Fund's overall return relative to its hybrid benchmark.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2006, the U.S. dollar fell in value relative to most non-U.S. currencies. As a result, the Fund's performance was positively affected by the portfolio's underlying funds' investments in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.


6 | Semiannual Report

Thank you for your continued participation in Franklin Templeton Corefolio Allocation Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]       /s/ T. Anthony Coffey

                      T. Anthony Coffey, CFA
                      Vice President of Advisers
                      Franklin Templeton Corefolio Allocation Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 7

Performance Summary as of 6/30/06

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FTCOX)                        CHANGE     6/30/06     12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.27      $12.98       $12.71
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
--------------------------------------------------------------------------------
Dividend Income                   $0.0206
--------------------------------------------------------------------------------
Short-Term Capital Gain           $0.0004
--------------------------------------------------------------------------------
Long-Term Capital Gain            $0.1695
--------------------------------------------------------------------------------
         TOTAL                    $0.1905
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FBCOX)                        CHANGE     6/30/06     12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.23      $12.85       $12.62
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
--------------------------------------------------------------------------------
Dividend Income                   $0.0206
--------------------------------------------------------------------------------
Short-Term Capital Gain           $0.0004
--------------------------------------------------------------------------------
Long-Term Capital Gain            $0.1695
--------------------------------------------------------------------------------
         TOTAL                    $0.1905
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FTCLX)                        CHANGE     6/30/06     12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.22      $12.83       $12.61
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
--------------------------------------------------------------------------------
Dividend Income                   $0.0206
--------------------------------------------------------------------------------
Short-Term Capital Gain           $0.0004
--------------------------------------------------------------------------------
Long-Term Capital Gain            $0.1695
--------------------------------------------------------------------------------
         TOTAL                    $0.1905
--------------------------------------------------------------------------------
CLASS R (SYMBOL: N/A)                          CHANGE     6/30/06     12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.26      $12.95       $12.69
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
--------------------------------------------------------------------------------
Dividend Income                   $0.0206
--------------------------------------------------------------------------------
Short-Term Capital Gain           $0.0004
--------------------------------------------------------------------------------
Long-Term Capital Gain            $0.1695
--------------------------------------------------------------------------------
         TOTAL                    $0.1905
--------------------------------------------------------------------------------


8 | Semiannual Report

--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                    CHANGE     6/30/06     12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.29      $13.02       $12.73
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
--------------------------------------------------------------------------------
Dividend Income                   $0.0206
--------------------------------------------------------------------------------
Short-Term Capital Gain           $0.0004
--------------------------------------------------------------------------------
Long-Term Capital Gain            $0.1695
--------------------------------------------------------------------------------
         TOTAL                    $0.1905
--------------------------------------------------------------------------------

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------
CLASS A                            6-MONTH      1-YEAR     INCEPTION (8/15/03)
--------------------------------------------------------------------------------
Cumulative Total Return 2           +3.60%     +11.74%           +36.87%
--------------------------------------------------------------------------------
Average Annual Total Return 3       -2.39%      +5.31%            +9.26%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4       $9,761     $10,531           $12,901
--------------------------------------------------------------------------------
CLASS B                            6-MONTH      1-YEAR     INCEPTION (8/15/03)
--------------------------------------------------------------------------------
Cumulative Total Return 2           +3.31%     +11.02%           +34.20%
--------------------------------------------------------------------------------
Average Annual Total Return 3       -0.69%      +7.02%            +9.90%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4       $9,931     $10,702           $13,120
--------------------------------------------------------------------------------
CLASS C                            6-MONTH      1-YEAR     INCEPTION (8/15/03)
--------------------------------------------------------------------------------
Cumulative Total Return 2           +3.23%     +10.98%           +34.14%
--------------------------------------------------------------------------------
Average Annual Total Return 3       +2.23%      +9.98%           +10.75%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4      $10,223     $10,998           $13,414
--------------------------------------------------------------------------------
CLASS R                            6-MONTH      1-YEAR     INCEPTION (8/15/03)
--------------------------------------------------------------------------------
Cumulative Total Return 2           +3.53%     +11.53%           +36.22%
--------------------------------------------------------------------------------
Average Annual Total Return 3       +3.53%     +11.53%           +11.34%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4      $10,353     $11,153           $13,622
--------------------------------------------------------------------------------
ADVISOR CLASS                      6-MONTH      1-YEAR     INCEPTION (8/15/03)
--------------------------------------------------------------------------------
Cumulative Total Return 2           +3.76%     +12.03%           +37.94%
--------------------------------------------------------------------------------
Average Annual Total Return 3       +3.76%     +12.03%           +11.83%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4      $10,376     $11,203           $13,794
--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                           Semiannual Report | 9

ENDNOTES

BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS THAT MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THIS FUND OF FUNDS IS SUBJECT TO THESE SAME RISKS. STOCKS HISTORICALLY HAVE OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. FOREIGN INVESTING HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY AND POLITICAL AND SOCIAL INSTABILITY. INVESTING IN SPECIALIZED INDUSTRY SECTORS, SUCH AS THE TECHNOLOGY SECTOR, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS, INVOLVES SPECIAL CONSIDERATIONS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

1. The Fund's manager and administrator have agreed in advance to waive all or a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total return would have been lower. The manager and administrator may end this arrangement at any time.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.


10 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------------
                                             BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                        VALUE 1/1/06        VALUE 6/30/06      PERIOD* 1/1/06-6/30/06
------------------------------------------------------------------------------------------------------------
Actual                                            $1,000             $1,036.00                $2.52
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000             $1,022.32                $2.51
------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------
Actual                                            $1,000             $1,033.10                $5.80
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000             $1,019.09                $5.76
------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------
Actual                                            $1,000             $1,032.30                $5.74
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000             $1,019.14                $5.71
------------------------------------------------------------------------------------------------------------
CLASS R
------------------------------------------------------------------------------------------------------------
Actual                                            $1,000             $1,035.30                $3.28
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000             $1,021.57                $3.26
------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------------------------------------------------
Actual                                            $1,000             $1,037.60                $0.76
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000             $1,024.05                $0.75
------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.50%; B: 1.15%; C: 1.14%; R: 0.65%; and
      Advisor: 0.15%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


12 | Semiannual Report

Franklin Templeton Founding Funds
Allocation Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Templeton Founding Funds Allocation Fund's principal investment goal is capital appreciation, with a secondary goal of income. The Fund invests in an equally weighted combination of Franklin Income Fund, Mutual Shares Fund and Templeton Growth Fund.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

ASSET ALLOCATION
Franklin Templeton Founding Funds
Allocation Fund
Based on Total Net Assets as of 6/30/06

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Primarily Foreign Equity                      33.4%
Domestic Hybrid                               33.3%
Primarily Domestic Equity                     32.9%
Short-Term Investments & Other Net Assets      0.4%

We are pleased to bring you Franklin Templeton Founding Funds Allocation Fund's semiannual report for the period ended June 30, 2006.

PERFORMANCE OVERVIEW

Franklin Templeton Founding Funds Allocation Fund - Class A posted a +5.76% cumulative total return for the six months under review. The Fund outperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index. For the reporting period, the hybrid benchmark's total return was +3.91%. 1 You can find other performance data in the Performance Summary beginning on page 15.

INVESTMENT STRATEGY

The Fund invests its assets in an equally weighted combination of Franklin Income Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund's allocations to maintain the predetermined equal weightings of approximately 33 1/3% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The benchmark index's weightings are as follows: S&P 500 67% and MSCI World Index 33%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 38.


                                                          Semiannual Report | 13

PORTFOLIO REVIEW

The Fund's performance can be attributed largely to maintaining a relatively static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

During the six months under review, the Fund's performance benefited most from Templeton Growth Fund - Advisor Class. Second in terms of performance was Franklin Income Fund - Advisor Class and last was Mutual Shares Fund - Class Z.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2006, the U.S. dollar fell in value relative to most non-U.S. currencies. As a result, the Fund's performance was positively affected by the portfolio's underlying funds' investments in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

Thank you for your continued participation in Franklin Templeton Founding Funds Allocation Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]       /s/ T. Anthony Coffey

                      T. Anthony Coffey, CFA
                      Vice President of Advisers
                      Franklin Templeton Founding Funds Allocation Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


14 | Semiannual Report

Performance Summary as of 6/30/06

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FFALX)                        CHANGE     6/30/06     12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.49      $12.99       $12.50
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
--------------------------------------------------------------------------------
Dividend Income                   $0.0113
--------------------------------------------------------------------------------
Long-Term Capital Gain            $0.2171
--------------------------------------------------------------------------------
         TOTAL                    $0.2284
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FFABX)                        CHANGE     6/30/06     12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.45      $12.91       $12.46
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
--------------------------------------------------------------------------------
Dividend Income                   $0.0113
--------------------------------------------------------------------------------
Long-Term Capital Gain            $0.2171
--------------------------------------------------------------------------------
         TOTAL                    $0.2284
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FFACX)                        CHANGE     6/30/06     12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.44      $12.80       $12.36
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
--------------------------------------------------------------------------------
Dividend Income                   $0.0113
--------------------------------------------------------------------------------
Long-Term Capital Gain            $0.2171
--------------------------------------------------------------------------------
         TOTAL                    $0.2284
--------------------------------------------------------------------------------
CLASS R (SYMBOL: FFARX)                        CHANGE     6/30/06     12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.49      $12.99       $12.50
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
--------------------------------------------------------------------------------
Dividend Income                   $0.0113
--------------------------------------------------------------------------------
Long-Term Capital Gain            $0.2171
--------------------------------------------------------------------------------
         TOTAL                    $0.2284
--------------------------------------------------------------------------------


                                                          Semiannual Report | 15

--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FFAAX)                  CHANGE     6/30/06     12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.52      $13.07       $12.55
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
--------------------------------------------------------------------------------
Dividend Income                   $0.0113
--------------------------------------------------------------------------------
Long-Term Capital Gain            $0.2171
--------------------------------------------------------------------------------
         TOTAL                    $0.2284
--------------------------------------------------------------------------------

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------
CLASS A                            6-MONTH      1-YEAR     INCEPTION (8/15/03)
--------------------------------------------------------------------------------
Cumulative Total Return 2           +5.76%     +10.82%            +42.50%
--------------------------------------------------------------------------------
Average Annual Total Return 3       -0.31%      +4.47%            +10.80%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4       $9,969     $10,447            $13,431
--------------------------------------------------------------------------------
CLASS B                            6-MONTH      1-YEAR     INCEPTION (8/15/03)
--------------------------------------------------------------------------------
Cumulative Total Return 2           +5.45%     +10.17%            +40.01%
--------------------------------------------------------------------------------
Average Annual Total Return 3       +1.45%      +6.17%            +11.57%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4      $10,145     $10,617            $13,701
--------------------------------------------------------------------------------
CLASS C                            6-MONTH      1-YEAR     INCEPTION (8/15/03)
--------------------------------------------------------------------------------
Cumulative Total Return 2           +5.41%     +10.19%            +39.91%
--------------------------------------------------------------------------------
Average Annual Total Return 3       +4.41%      +9.19%            +12.38%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4      $10,441     $10,919            $13,991
--------------------------------------------------------------------------------
CLASS R                            6-MONTH      1-YEAR     INCEPTION (8/15/03)
--------------------------------------------------------------------------------
Cumulative Total Return 2           +5.76%     +10.70%            +42.17%
--------------------------------------------------------------------------------
Average Annual Total Return 3       +5.76%     +10.70%            +13.01%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4      $10,576     $11,070            $14,217
--------------------------------------------------------------------------------
ADVISOR CLASS                      6-MONTH      1-YEAR     INCEPTION (8/15/03)
--------------------------------------------------------------------------------
Cumulative Total Return 2           +5.97%     +11.29%            +44.01%
--------------------------------------------------------------------------------
Average Annual Total Return 3       +5.97%     +11.29%            +13.52%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4      $10,597     $11,129            $14,401
--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


16 | Semiannual Report

ENDNOTES

BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS THAT MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THIS FUND OF FUNDS IS SUBJECT TO THESE SAME RISKS. STOCKS HISTORICALLY HAVE OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. BONDS ARE AFFECTED BY CHANGES IN INTEREST RATES AND THE CREDITWORTHINESS OF THEIR ISSUERS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS THE PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. HIGHER-YIELDING, LOWER-RATED CORPORATE BONDS ENTAIL A GREATER DEGREE OF CREDIT RISK COMPARED TO INVESTMENT-GRADE SECURITIES. FOREIGN INVESTING HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY AND POLITICAL AND SOCIAL INSTABILITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

1. The Fund's manager and administrator have agreed in advance to waive all or a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total return would have been lower. The manager and administrator may end this arrangement at any time.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.


                                                          Semiannual Report | 17

Your Fund's Expenses

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


18 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------------
                                             BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                        VALUE 1/1/06        VALUE 6/30/06      PERIOD* 1/1/06-6/30/06
------------------------------------------------------------------------------------------------------------
Actual                                            $1,000             $1,057.60                $2.55
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000             $1,022.32                $2.51
------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------
Actual                                            $1,000             $1,054.50                $5.86
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000             $1,019.09                $5.76
------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------
Actual                                            $1,000             $1,054.10                $5.91
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000             $1,019.04                $5.81
------------------------------------------------------------------------------------------------------------
CLASS R
------------------------------------------------------------------------------------------------------------
Actual                                            $1,000             $1,057.60                $3.32
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000             $1,021.57                $3.26
------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------------------------------------------------
Actual                                            $1,000             $1,059.70                $0.77
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000             $1,024.05                $0.75
------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.50%; B: 1.15%; C: 1.16%; R: 0.65%; and
      Advisor: 0.15%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                          Semiannual Report | 19

Franklin Templeton Perspectives
Allocation Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Perspectives Allocation Fund seeks capital appreciation through investments in an equally weighted combination of Franklin Flex Cap Growth Fund, Mutual Shares Fund and Templeton Growth Fund.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Templeton Perspectives Allocation Fund's semiannual report for the period ended June 30, 2006.

PERFORMANCE OVERVIEW

Franklin Templeton Perspectives Allocation Fund - Class A posted a +3.96% cumulative total return for the six months under review. The Fund performed comparably to its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index. For the reporting period, the hybrid benchmark's total return was +3.91%. 1 You can find other performance data in the Performance Summary beginning on page 22.

INVESTMENT STRATEGY

The Fund invests its assets in an equally weighted combination of Franklin Flex Cap Growth Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund's allocations to maintain the predetermined equal weightings of approximately 33 1/3% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The benchmark index's weightings are as follows: S&P 500 67% and MSCI World Index 33%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 43.


20 | Semiannual Report

PORTFOLIO REVIEW

The Fund's performance can be attributed largely to maintaining a relatively static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

During the six months under review, the Fund's performance benefited from Templeton Growth Fund - Advisor Class and Mutual Shares Fund - Class Z. However, Franklin Flex Cap Growth Fund - Advisor Class hindered the Fund's performance relative to its hybrid benchmark.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2006, the U.S. dollar fell in value relative to most non-U.S. currencies. As a result, the Fund's performance was positively affected by the portfolio's underlying funds' investments in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

Thank you for your continued participation in Franklin Templeton Perspectives Allocation Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]       /s/ T. Anthony Coffey

                      T. Anthony Coffey, CFA
                      Vice President of Advisers
                      Franklin Templeton Perspectives Allocation Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

ASSET ALLOCATION
Franklin Templeton Perspectives
Allocation Fund
Based on Total Net Assets as of 6/30/06

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Primarily Domestic Equity                     66.1%
Primarily Foreign Equity                      33.3%
Short-Term Investments & Other Net Assets      0.6%


                                                          Semiannual Report | 21

Performance Summary as of 6/30/06

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FPAAX)                        CHANGE     6/30/06     12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.29      $12.08       $11.79
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
--------------------------------------------------------------------------------
Dividend Income                   $0.0010
--------------------------------------------------------------------------------
Long-Term Capital Gain            $0.1783
--------------------------------------------------------------------------------
         TOTAL                    $0.1793
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FPCAX)                        CHANGE     6/30/06     12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.25      $11.99       $11.74
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
--------------------------------------------------------------------------------
Dividend Income                   $0.0010
--------------------------------------------------------------------------------
Long-Term Capital Gain            $0.1783
--------------------------------------------------------------------------------
         TOTAL                    $0.1793
--------------------------------------------------------------------------------
CLASS R (SYMBOL: N/A)                          CHANGE     6/30/06     12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.28      $12.07       $11.79
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
--------------------------------------------------------------------------------
Dividend Income                   $0.0010
--------------------------------------------------------------------------------
Long-Term Capital Gain            $0.1783
--------------------------------------------------------------------------------
         TOTAL                    $0.1793
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                    CHANGE     6/30/06     12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.31      $12.12       $11.81
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-6/30/06)
--------------------------------------------------------------------------------
Dividend Income                   $0.0010
--------------------------------------------------------------------------------
Long-Term Capital Gain            $0.1783
--------------------------------------------------------------------------------
         TOTAL                    $0.1793
--------------------------------------------------------------------------------


22 | Semiannual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------
CLASS A                            6-MONTH      1-YEAR      INCEPTION (8/2/04)
--------------------------------------------------------------------------------
Cumulative Total Return 2           +3.96%     +12.41%            +26.71%
--------------------------------------------------------------------------------
Average Annual Total Return 3       -2.03%      +5.93%             +9.74%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4       $9,797     $10,593            $11,942
--------------------------------------------------------------------------------
CLASS C                            6-MONTH      1-YEAR      INCEPTION (8/2/04)
--------------------------------------------------------------------------------
Cumulative Total Return 2           +3.63%     +11.71%            +25.18%
--------------------------------------------------------------------------------
Average Annual Total Return 3       +2.63%     +10.71%            +12.48%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4      $10,263     $11,071            $12,518
--------------------------------------------------------------------------------
CLASS R                            6-MONTH      1-YEAR      INCEPTION (8/2/04)
--------------------------------------------------------------------------------
Cumulative Total Return 2           +3.87%     +12.25%            +26.39%
--------------------------------------------------------------------------------
Average Annual Total Return 3       +3.87%     +12.25%            +13.05%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4      $10,387     $11,225            $12,639
--------------------------------------------------------------------------------
ADVISOR CLASS                      6-MONTH      1-YEAR      INCEPTION (8/2/04)
--------------------------------------------------------------------------------
Cumulative Total Return 2           +4.12%     +12.79%            +27.45%
--------------------------------------------------------------------------------
Average Annual Total Return 3       +4.12%     +12.79%            +13.54%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4      $10,412     $11,279            $12,745
--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 23

ENDNOTES

BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS THAT MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THIS FUND OF FUNDS IS SUBJECT TO THESE SAME RISKS. STOCKS HISTORICALLY HAVE OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. FOREIGN INVESTING HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY AND POLITICAL AND SOCIAL INSTABILITY. THE PORTFOLIO MAY INCLUDE INVESTMENTS IN THE TECHNOLOGY SECTOR, WHICH HAS BEEN HIGHLY VOLATILE AND INVOLVES SPECIAL RISKS. FRANKLIN FLEX CAP GROWTH FUND NORMALLY INVESTS A MAJORITY OF ITS ASSETS IN SECURITIES LINKED TO THE STATE OF CALIFORNIA, WHICH MAY INVOLVE INCREASED VOLATILITY ASSOCIATED WITH ECONOMIC OR REGULATORY DEVELOPMENTS IN THE STATE. SMALLER OR RELATIVELY NEW OR UNSEASONED COMPANIES CAN BE PARTICULARLY SENSITIVE TO CHANGING ECONOMIC CONDITIONS, AND THEIR PROSPECTS FOR GROWTH ARE LESS THAN CERTAIN THAN THOSE OF LARGER, MORE ESTABLISHED COMPANIES. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

1. The Fund's manager and administrator have agreed in advance to waive all or a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total return would have been lower. The manager and administrator may end this arrangement at any time.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.


24 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 25

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------------
                                             BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                        VALUE 1/1/06        VALUE 6/30/06      PERIOD* 1/1/06-6/30/06
------------------------------------------------------------------------------------------------------------
Actual                                            $1,000             $1,039.60                $2.53
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000             $1,022.32                $2.51
------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------
Actual                                            $1,000             $1,036.30                $5.81
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000             $1,019.09                $5.76
------------------------------------------------------------------------------------------------------------
CLASS R
------------------------------------------------------------------------------------------------------------
Actual                                            $1,000             $1,038.70                $3.29
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000             $1,021.57                $3.26
------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------------------------------------------------
Actual                                            $1,000             $1,041.20                $0.76
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000             $1,024.05                $0.75
------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.50%; C: 1.15%; R: 0.65%; and Advisor:
      0.15%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


26 | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                           -------------------------------------------------------------------
                                                           SIX MONTHS ENDED    YEAR ENDED         YEAR ENDED      PERIOD ENDED
                                                            JUNE 30, 2006     DECEMBER 31,       DECEMBER 31,       JULY 31,
CLASS A                                                      (UNAUDITED)          2005              2004 h           2004 i
                                                           -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..................      $     12.71       $     12.20       $     11.02       $     10.00
                                                             -----------------------------------------------------------------
Income from investment operations a:

    Net investment income (loss) b,c ..................            (0.01)             0.09              0.09              0.01

    Net realized and unrealized gains (losses) ........             0.47              0.71              1.21              1.07
                                                             -----------------------------------------------------------------
Total from investment operations ......................             0.46              0.80              1.30              1.08
                                                             -----------------------------------------------------------------
Less distributions from:

    Net investment income .............................            (0.02)            (0.10)            (0.07)               --

    Tax return of capital .............................               --                --                --             (0.06)

    Net realized gains (losses) .......................            (0.17)            (0.19)            (0.05)               --
                                                             -----------------------------------------------------------------
Total distributions ...................................            (0.19)            (0.29)            (0.12)            (0.06)
                                                             -----------------------------------------------------------------
Redemption fees .......................................               -- f              -- f              -- f              -- f
                                                             -----------------------------------------------------------------
Net asset value, end of period ........................      $     12.98       $     12.71       $     12.20       $     11.02
                                                             =================================================================

Total return d ........................................             3.60%             6.63%            11.77%            10.85%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .....................      $   395,574       $   353,016       $   238,564       $   157,792

Ratios to average net assets:

    Expenses before waiver and payments by affiliate e              0.64% g           0.66%             0.68% g           0.74% g

    Expenses net of waiver and payments by affiliate e              0.50% g           0.58%             0.68% g           0.47% g

    Net investment income (loss) c ....................            (0.14)% g          0.72%             1.86% g           0.14% g

Portfolio turnover rate ...............................             0.73%             2.49%             1.02%             0.62%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.76% for the period ended June 30, 2006.

f     Amount is less than $0.01 per share.

g     Annualized.

h     For the period August 1, 2004 to December 31, 2004. See Note 1.

i     For the period August 15, 2003 (commencement of operations) to July 31,
      2004.


                     Semiannual Report | See notes to financial statements. | 27

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                           -------------------------------------------------------------------
                                                           SIX MONTHS ENDED    YEAR ENDED         YEAR ENDED      PERIOD ENDED
                                                            JUNE 30, 2006     DECEMBER 31,       DECEMBER 31,       JULY 31,
CLASS B                                                      (UNAUDITED)          2005              2004 h           2004 i
                                                           -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE

(for a share outstanding throughout the period)

Net asset value, beginning of period ..................      $     12.62       $     12.12       $     10.95       $     10.00
                                                             -----------------------------------------------------------------
Income from investment operations a:

    Net investment income (loss) b,c ..................            (0.05)             0.01              0.06             (0.06)

    Net realized and unrealized gains (losses) ........             0.47              0.70              1.20              1.06
                                                             -----------------------------------------------------------------
Total from investment operations ......................             0.42              0.71              1.26              1.00
                                                             -----------------------------------------------------------------
Less distributions from:

    Net investment income .............................            (0.02)            (0.02)            (0.04)               --

    Tax return of capital .............................               --                --                --             (0.05)

    Net realized gains (losses) .......................            (0.17)            (0.19)            (0.05)               --
                                                             -----------------------------------------------------------------
Total distributions ...................................            (0.19)            (0.21)            (0.09)            (0.05)
                                                             -----------------------------------------------------------------
Redemption fees .......................................               -- f              -- f              -- f              -- f
                                                             -----------------------------------------------------------------
Net asset value, end of period ........................      $     12.85       $     12.62       $     12.12       $     10.95
                                                             =================================================================

Total return d ........................................             3.31%             5.89%            11.50%            10.02%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .....................      $    71,399       $    71,496       $    66,562       $    44,297

Ratios to average net assets:

    Expenses before waiver and payments by affiliate e              1.29% g           1.31%             1.33% g           1.39% g

    Expenses net of waiver and payments by affiliate e              1.15% g           1.23%             1.33% g           1.12% g

    Net investment income (loss) c ....................            (0.79)% g          0.07%             1.21% g          (0.51)% g

Portfolio turnover rate ...............................             0.73%             2.49%             1.02%             0.62%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.76% for the period ended June 30, 2006.

f     Amount is less than $0.01 per share.

g     Annualized.

h     For the period August 1, 2004 to December 31, 2004. See Note 1.

i     For the period August 15, 2003 (commencement of operations) to July 31,
      2004.


28 | See notes to financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                           -------------------------------------------------------------------
                                                           SIX MONTHS ENDED    YEAR ENDED         YEAR ENDED      PERIOD ENDED
                                                            JUNE 30, 2006     DECEMBER 31,       DECEMBER 31,       JULY 31,
CLASS C                                                      (UNAUDITED)          2005              2004 h           2004 i
                                                           -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..................      $     12.61       $     12.11       $     10.94       $     10.00
                                                             -----------------------------------------------------------------
Income from investment operations a:

    Net investment income (loss) b,c ..................            (0.05)             0.01              0.06              0.05

    Net realized and unrealized gains (losses) ........             0.46              0.71              1.20              1.04
                                                             -----------------------------------------------------------------
Total from investment operations ......................             0.41              0.72              1.26              0.99
                                                             -----------------------------------------------------------------
Less distributions from:

    Net investment income .............................            (0.02)            (0.03)            (0.04)               --

    Tax return of capital .............................               --                --                --             (0.05)

    Net realized gains (losses) .......................            (0.17)            (0.19)            (0.05)               --
                                                             -----------------------------------------------------------------
Total distributions ...................................            (0.19)            (0.22)            (0.09)            (0.05)
                                                             -----------------------------------------------------------------
Redemption fees .......................................               -- f              -- f              -- f              -- f
                                                             -----------------------------------------------------------------
Net asset value, end of period ........................      $     12.83       $     12.61       $     12.11       $     10.94
                                                             =================================================================

Total return d ........................................             3.23%             6.02%            11.49%             9.93%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .....................      $   147,253       $   132,459       $    96,487       $    73.272

Ratios to average net assets:

    Expenses before waiver and payments by affiliate e              1.28% g           1.29%             1.33% g           1.39% g

    Expenses net of waiver and payments by affiliate e              1.14% g           1.21%             1.33% g           1.12% g

    Net investment income (loss) c ....................            (0.78%) g          0.09%             1.21% g          (0.51)% g

Portfolio turnover rate ...............................             0.73%             2.49%             1.02%             0.62%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.76% for the period ended June 30, 2006.

f     Amount is less than $0.01 per share.

g     Annualized.

h     For the period August 1, 2004 to December 31, 2004. See Note 1.

i     For the period August 15, 2003 (commencement of operations) to July 31,
      2004.


                     Semiannual Report | See notes to financial statements. | 29

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                           -------------------------------------------------------------------
                                                           SIX MONTHS ENDED    YEAR ENDED         YEAR ENDED      PERIOD ENDED
                                                            JUNE 30, 2006     DECEMBER 31,       DECEMBER 31,       JULY 31,
CLASS R                                                      (UNAUDITED)          2005              2004 h           2004 i
                                                           -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..................      $     12.69       $     12.18       $     11.00       $     10.00
                                                             -----------------------------------------------------------------
Income from investment operations a:

    Net investment income (loss) b,c ..................            (0.02)             0.05              0.08             (0.02)

    Net realized and unrealized gains (losses) ........             0.47              0.73              1.21              1.08
                                                             -----------------------------------------------------------------
Total from investment operations ......................             0.45              0.78              1.29              1.06
                                                             -----------------------------------------------------------------
Less distributions from:

    Net investment income .............................            (0.02)            (0.08)            (0.06)               --

    Tax return of capital .............................               --                --                --             (0.06)

    Net realized gains (losses) .......................            (0.17)            (0.19)            (0.05)               --
                                                             -----------------------------------------------------------------
Total distributions ...................................            (0.19)            (0.27)            (0.11)            (0.06)
                                                             -----------------------------------------------------------------
Redemption fees .......................................               -- f              -- f              -- f              -- f
                                                             -----------------------------------------------------------------
Net asset value, end of period ........................      $     12.95       $     12.69       $     12.18       $     11.00
                                                             =================================================================

Total return d ........................................             3.53%             6.43%            11.73%            10.65%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .....................      $     2,273       $     2,190       $     1,944       $     1,408

Ratios to average net assets:

    Expenses before waiver and payments by affiliate e              0.79% g           0.81%             0.83% g           0.89% g

    Expenses net of waiver and payments by affiliate e              0.65% g           0.73%             0.83% g           0.62% g

    Net investment income (loss) c ....................            (0.29)% g          0.57%             1.71% g          (0.01)% g

Portfolio turnover rate ...............................             0.73%             2.49%             1.02%             0.62%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.76% for the period ended June 30, 2006.

f     Amount is less than $0.01 per share.

g     Annualized.

h     For the period August 1, 2004 to December 31, 2004. See Note 1.

i     For the period August 15, 2003 (commencement of operations) to July 31,
      2004.


30 | See notes to financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                           -------------------------------------------------------------------
                                                           SIX MONTHS ENDED    YEAR ENDED         YEAR ENDED      PERIOD ENDED
                                                            JUNE 30, 2006     DECEMBER 31,       DECEMBER 31,       JULY 31,
ADVISOR CLASS                                                (UNAUDITED)          2005              2004 h           2004 i
                                                           -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..................      $     12.73       $     12.21       $     11.02       $     10.00
                                                             -----------------------------------------------------------------
Income from investment operations a:

    Net investment income b,c .........................             0.01              0.13              0.11              0.04

    Net realized and unrealized gains (losses) ........             0.47              0.72              1.21              1.05
                                                             -----------------------------------------------------------------
Total from investment operations ......................             0.48              0.85              1.32              1.09
                                                             -----------------------------------------------------------------
Less distributions from:

    Net investment income .............................            (0.02)            (0.14)            (0.08)               --

    Tax return of capital .............................               --                --                --             (0.07)

    Net realized gains (losses) .......................            (0.17)            (0.19)            (0.05)               --
                                                             -----------------------------------------------------------------
Total distributions ...................................            (0.19)            (0.33)            (0.13)            (0.07)
                                                             -----------------------------------------------------------------
Redemption fees .......................................               -- f              -- f              -- f              -- f
                                                             -----------------------------------------------------------------
Net asset value, end of period ........................      $     13.02       $     12.73       $     12.21       $     11.02
                                                             -----------------------------------------------------------------

Total return d ........................................             3.76%             6.93%            12.09%            10.92%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .....................      $     2,755       $     2,792       $     2,097       $     1,181

Ratios to average net assets:

    Expenses before waiver and payments by affiliate e              0.29% g           0.31%             0.33% g           0.39% g

    Expenses net of waiver and payments by affiliate e              0.15% g           0.23%             0.33% g           0.12% g

    Net investment income c ...........................             0.21% g           1.07%             2.21% g           0.49% g

Portfolio turnover rate ...............................             0.73%             2.49%             1.02%             0.62%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d     Total return is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.76% for the period ended June 30, 2006.

f     Amount is less than $0.01 per share.

g     Annualized.

h     For the period August 1, 2004 to December 31, 2004. See Note 1.

i     For the period August 15, 2003 (commencement of operations) to July 31,
      2004.


                     Semiannual Report | See notes to financial statements. | 31

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND                                            SHARES                VALUE
--------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 100.0%
  DOMESTIC EQUITY 74.9%
  Franklin Capital Growth Fund, Advisor Class ..................................           13,675,555      $   154,397,013
  Franklin Growth Fund, Advisor Class ..........................................            4,079,111          153,374,561
  Mutual Shares Fund, Class Z ..................................................            6,267,812          156,131,203
                                                                                                           ---------------
                                                                                                               463,902,777
                                                                                                           ---------------
  FOREIGN EQUITY 25.1%
  Templeton Growth Fund Inc., Advisor Class ....................................            6,354,841          155,375,854
                                                                                                           ---------------
  TOTAL LONG TERM INVESTMENTS (COST $548,969,793) ..............................                               619,278,631
                                                                                                           ---------------
  SHORT TERM INVESTMENT (COST $94,594) 0.0% b
  MONEY MARKET FUND 0.0% b
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.83% .........               94,594               94,594
                                                                                                           ---------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $549,064,387) 100.0% .............                               619,373,225
  OTHER ASSETS, LESS LIABILITIES 0.0% b ........................................                                  (119,228)
                                                                                                           ---------------
  NET ASSETS 100.0% ............................................................                           $   619,253,997
                                                                                                           ===============

a     See Note 6 regarding investments in Underlying Funds.

b     Rounds to less than 0.1% of net assets.

c     The rate shown is the annualized seven-day yield at period end.


32 | See notes to financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                           -------------------------------------------------------------------
                                                           SIX MONTHS ENDED    YEAR ENDED         YEAR ENDED      PERIOD ENDED
                                                            JUNE 30, 2006     DECEMBER 31,       DECEMBER 31,       JULY 31,
CLASS A                                                      (UNAUDITED)          2005              2004 h           2004 i
                                                           -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..................      $     12.50       $     12.28       $     11.21       $     10.00
                                                             -----------------------------------------------------------------
Income from investment operations a:

    Net investment income b,c .........................             0.13              0.37              0.22              0.23

    Net realized and unrealized gains (losses) ........             0.59              0.40              1.14              1.07
                                                             -----------------------------------------------------------------
Total from investment operations ......................             0.72              0.77              1.36              1.30
                                                             -----------------------------------------------------------------
Less distributions from:

    Net investment income .............................            (0.01)            (0.30)            (0.23)            (0.09)

    Net realized gains (losses) .......................            (0.22)            (0.25)            (0.06)               --
                                                             -----------------------------------------------------------------
Total distributions ...................................            (0.23)            (0.55)            (0.29)            (0.09)
                                                             -----------------------------------------------------------------
Redemption fees .......................................               -- f              -- f              -- f              -- f
                                                             -----------------------------------------------------------------
Net asset value, end of period ........................      $     12.99       $     12.50       $     12.28       $     11.21
                                                             -----------------------------------------------------------------

Total return d ........................................             5.76%             6.31%            12.16%            13.00%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .....................      $ 5,259,905       $ 4,051,695       $ 1,640,876       $   882,175

Ratios to average net assets:

    Expenses before waiver and payments by affiliate e              0.56% g           0.58%             0.60% g           0.61% g

    Expenses net of waiver and payments by affiliate e              0.50% g           0.54%             0.60% g           0.49% g

    Net investment income c ...........................             1.99% g           2.98%             4.48% g           2.16% g

Portfolio turnover rate ...............................             0.34%             0.74%             0.37%             0.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.71% for the period ended June 30, 2006.

f     Amount is less than $0.01 per share.

g     Annualized.

h     For the period August 1, 2004 to December 31, 2004. See Note 1.

i     For the period August 15, 2003 (commencement of operations) to July 31,
      2004.


                     Semiannual Report | See notes to financial statements. | 33

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                           -------------------------------------------------------------------
                                                           SIX MONTHS ENDED    YEAR ENDED         YEAR ENDED      PERIOD ENDED
                                                            JUNE 30, 2006     DECEMBER 31,       DECEMBER 31,       JULY 31,
CLASS B                                                      (UNAUDITED)          2005              2004 h           2004 i
                                                           -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE

(for a share outstanding throughout the period)

Net asset value, beginning of period ..................      $     12.46       $     12.23       $     11.16       $     10.00
                                                             -----------------------------------------------------------------
Income from investment operations a:

    Net investment income b,c .........................             0.09              0.26              0.19              0.16

    Net realized and unrealized gains (losses) ........             0.59              0.43              1.13              1.08
                                                             -----------------------------------------------------------------
Total from investment operations ......................             0.68              0.69              1.32              1.24
                                                             -----------------------------------------------------------------
Less distributions from:

    Net investment income .............................            (0.01)            (0.21)            (0.19)            (0.08)

    Net realized gains (losses) .......................            (0.22)            (0.25)            (0.06)               --
                                                             -----------------------------------------------------------------
Total distributions ...................................            (0.23)            (0.46)            (0.25)            (0.08)
                                                             -----------------------------------------------------------------
Redemption fees .......................................               -- f              -- f              -- f              -- f
                                                             -----------------------------------------------------------------
Net asset value, end of period ........................      $     12.91       $     12.46       $     12.23       $     11.16
                                                             -----------------------------------------------------------------

Total return d ........................................             5.45%             5.58%            11.90%            12.39%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .....................      $   702,612       $   688,590       $   612,553       $   357,282

Ratios to average net assets:

    Expenses before waiver and payments by affiliate e              1.21% g           1.23%             1.25% g           1.26% g

    Expenses net of waiver and payments by affiliate e              1.15% g           1.19%             1.25% g           1.14% g

    Net investment income c ...........................             1.34% g           2.33%             3.83% g           1.51% g

Portfolio turnover rate ...............................             0.34%             0.74%             0.37%             0.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.71% for the period ended June 30, 2006.

f     Amount is less than $0.01 per share.

g     Annualized.

h     For the period August 1, 2004 to December 31, 2004. See Note 1.

i     For the period August 15, 2003 (commencement of operations) to July 31,
      2004.


34 | See notes to financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                           -------------------------------------------------------------------
                                                           SIX MONTHS ENDED    YEAR ENDED         YEAR ENDED      PERIOD ENDED
                                                            JUNE 30, 2006     DECEMBER 31,       DECEMBER 31,       JULY 31,
CLASS C                                                      (UNAUDITED)          2005              2004 h           2004 i
                                                           -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..................      $     12.36       $     12.23       $     11.16       $     10.00
                                                             -----------------------------------------------------------------
Income from investment operations a:

    Net investment income b,c .........................             0.08              0.29              0.19              0.17

    Net realized and unrealized gains (losses) ........             0.59              0.39              1.13              1.07
                                                             -----------------------------------------------------------------
Total from investment operations ......................             0.67              0.68              1.32              1.24
                                                             -----------------------------------------------------------------
Less distributions from:

    Net investment income .............................            (0.01)            (0.30)            (0.19)            (0.08)

    Net realized gains (losses) .......................            (0.22)            (0.25)            (0.06)               --
                                                             -----------------------------------------------------------------
Total distributions ...................................            (0.23)            (0.55)            (0.25)            (0.08)
                                                             -----------------------------------------------------------------
Redemption fees .......................................               -- f              -- f              -- f              -- f
                                                             -----------------------------------------------------------------
Net asset value, end of period ........................      $     12.80       $     12.36       $     12.23       $     11.16
                                                             -----------------------------------------------------------------

Total return d ........................................             5.41%             5.63%            11.79%            12.40%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .....................      $ 2,642,257       $ 2,075,041       $   927,786       $   535,778

Ratios to average net assets:

    Expenses before waiver and payments by affiliate e              1.22% g           1.20%             1.25% g           1.26% g

    Expenses net of waiver and payments by affiliate e              1.16% g           1.16%             1.25% g           1.14% g

    Net investment income c ...........................             1.33% g           2.36%             3.83% g           1.51% g

Portfolio turnover rate ...............................             0.34%             0.74%             0.37%             0.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.71% for the period ended June 30, 2006.

f     Amount is less than $0.01 per share.

g     Annualized.

h     For the period August 1, 2004 to December 31, 2004. See Note 1.

i     For the period August 15, 2003 (commencement of operations) to July 31,
      2004.


                     Semiannual Report | See notes to financial statements. | 35

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                           -------------------------------------------------------------------
                                                           SIX MONTHS ENDED    YEAR ENDED         YEAR ENDED      PERIOD ENDED
                                                            JUNE 30, 2006     DECEMBER 31,       DECEMBER 31,       JULY 31,
CLASS R                                                      (UNAUDITED)          2005              2004 h           2004 i
                                                           -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..................      $     12.50       $     12.28       $     11.22       $     10.00
                                                             -----------------------------------------------------------------
Income from investment operations a:

    Net investment income b,c .........................             0.12              0.33              0.22              0.20

    Net realized and unrealized gains (losses) ........             0.60              0.42              1.13              1.11
                                                             -----------------------------------------------------------------
Total from investment operations ......................             0.72              0.75              1.35              1.31
                                                             -----------------------------------------------------------------
Less distributions from:

    Net investment income .............................            (0.01)            (0.28)            (0.23)            (0.09)

    Net realized gains (losses) .......................            (0.22)            (0.25)            (0.06)               --
                                                             -----------------------------------------------------------------
Total distributions ...................................            (0.23)            (0.53)            (0.29)            (0.09)
                                                             -----------------------------------------------------------------
Redemption fees .......................................               -- f              -- f              -- f              -- f
                                                             -----------------------------------------------------------------
Net asset value, end of period ........................      $     12.99       $     12.50       $     12.28       $     11.22
                                                             -----------------------------------------------------------------

Total return d ........................................             5.76%             6.12%            12.02%            13.09%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .....................      $    20,810       $    17,247       $    12,101       $     5,225

Ratios to average net assets:

    Expenses before waiver and payments by affiliate e              0.71% g           0.73%             0.75% g           0.76% g

    Expenses net of waiver and payments by affiliate e              0.65% g           0.69%             0.75% g           0.64% g

    Net investment income c ...........................             1.84% g           2.83%             4.33% g           2.01% g

Portfolio turnover rate ...............................             0.34%             0.74%             0.37%             0.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.71% for the period ended June 30, 2006.

f     Amount is less than $0.01 per share.

g     Annualized.

h     For the period August 1, 2004 to December 31, 2004. See Note 1.

i     For the period August 15, 2003 (commencement of operations) to July 31,
      2004.


36 | See notes to financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                           -------------------------------------------------------------------
                                                           SIX MONTHS ENDED    YEAR ENDED         YEAR ENDED      PERIOD ENDED
                                                            JUNE 30, 2006     DECEMBER 31,       DECEMBER 31,       JULY 31,
ADVISOR CLASS                                                (UNAUDITED)          2005              2004 h           2004 i
                                                           -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..................      $     12.55       $     12.32       $     11.25       $     10.00
                                                             -----------------------------------------------------------------
Income from investment operations a:

    Net investment income b,c .........................             0.15              0.39              0.24              0.25

    Net realized and unrealized gains (losses) ........             0.60              0.42              1.14              1.09
                                                             -----------------------------------------------------------------
Total from investment operations ......................             0.75              0.81              1.38              1.34
                                                             -----------------------------------------------------------------
Less distributions from:

    Net investment income .............................            (0.01)            (0.33)            (0.25)            (0.09)

    Net realized gains (losses) .......................            (0.22)            (0.25)            (0.06)               --
                                                             -----------------------------------------------------------------
Total distributions ...................................            (0.23)            (0.58)            (0.31)            (0.09)
                                                             -----------------------------------------------------------------
Redemption fees .......................................               -- f              -- f              -- f              -- f
                                                             -----------------------------------------------------------------
Net asset value, end of period ........................      $     13.07       $     12.55       $     12.32       $     11.25
                                                             -----------------------------------------------------------------

Total return d ........................................             5.97%             6.63%            12.32%            13.46%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .....................      $    14,905       $    12,535       $     7,792       $     4,991

Ratios to average net assets:

    Expenses before waiver and payments by affiliate e              0.21% g           0.23%             0.25% g           0.26% g

    Expenses net of waiver and payments by affiliate e              0.15% g           0.19%             0.25% g           0.14% g

    Net investment income c ...........................             2.34% g           3.33%             4.83% g           2.51% g

Portfolio turnover rate ...............................             0.34%             0.74%             0.37%             0.71%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d     Total return is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.71% for the period ended June 30, 2006.

f     Amount is less than $0.01 per share.

g     Annualized.

h     For the period August 1, 2004 to December 31, 2004. See Note 1.

i     For the period August 15, 2003 (commencement of operations) to July 31,
      2004.


                     Semiannual Report | See notes to financial statements. | 37

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND                                       SHARES                VALUE
--------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 99.6%
  DOMESTIC EQUITY 32.9%
  Mutual Shares Fund, Class Z ..................................................          114,075,836      $ 2,841,629,075
                                                                                                           ---------------
  DOMESTIC HYBRID 33.3%
  Franklin Income Fund Inc., Advisor Class .....................................        1,168,204,935        2,873,784,141
                                                                                                           ---------------
  FOREIGN EQUITY 33.4%
  Templeton Growth Fund Inc., Advisor Class ....................................          118,150,930        2,888,790,233
                                                                                                           ---------------
  TOTAL LONG TERM INVESTMENTS (COST $8,103,377,222) ............................                             8,604,203,449
                                                                                                           ---------------
  SHORT TERM INVESTMENT (COST $8,091,950) 0.1%
  MONEY MARKET FUND 0.1%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.83% .........            8,091,950            8,091,950
                                                                                                           ---------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $8,111,469,172) 99.7% ............                             8,612,295,399
  OTHER ASSETS, LESS LIABILITIES 0.3% ..........................................                                28,194,052
                                                                                                           ---------------
  NET ASSETS 100.0% ............................................................                           $ 8,640,489,451
                                                                                                           ===============

a     See Note 6 regarding investments in Underlying Funds.

b     The rate shown is the annualized seven-day yield at period end.


38 | See notes to financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                                           -------------------------------------------------
                                                           SIX MONTHS ENDED    YEAR ENDED        YEAR ENDED
                                                            JUNE 30, 2006     DECEMBER 31,      DECEMBER 31,
CLASS A                                                      (UNAUDITED)          2005             2004 h
                                                           -------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..................      $     11.79       $     11.19       $     10.00
                                                             -----------------------------------------------
Income from investment operations a:

    Net investment income b,c .........................               -- f            0.16              0.17

    Net realized and unrealized gains (losses) ........             0.47              0.73              1.12
                                                             -----------------------------------------------
Total from investment operations ......................             0.47              0.89              1.29
                                                             -----------------------------------------------
Less distributions from:

    Net investment income .............................               -- f           (0.13)            (0.07)

    Net realized gains (losses) .......................            (0.18)            (0.16)            (0.03)
                                                             -----------------------------------------------
Total distributions ...................................            (0.18)            (0.29)            (0.10)
                                                             -----------------------------------------------
Redemption fees .......................................               -- f              -- f              -- f
                                                             -----------------------------------------------
Net asset value, end of period ........................      $     12.08       $     11.79       $     11.19
                                                             -----------------------------------------------

Total return d ........................................             3.96%             7.93%            12.93%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .....................      $   150,349       $   103,348       $    16,155

Ratios to average net assets:

    Expenses before waiver and payments by affiliate e              0.75% g           0.90%             2.31% g

    Expenses net of waiver and payments by affiliate e              0.50% g           0.46%             0.39% g

    Net investment income c ...........................             0.03% g           1.41%             3.78% g

Portfolio turnover rate ...............................             0.36%             0.68%             0.51%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.78% for the period ended June 30, 2006.

f     Amount is less than $0.01 per share.

g     Annualized.

h     For the period August 1, 2004 to December 31, 2004.


                     Semiannual Report | See notes to financial statements. | 39

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                                           -------------------------------------------------
                                                           SIX MONTHS ENDED    YEAR ENDED        YEAR ENDED
                                                            JUNE 30, 2006     DECEMBER 31,      DECEMBER 31,
CLASS C                                                      (UNAUDITED)          2005             2004 h
                                                           -------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..................      $     11.74       $     11.18       $     10.00
                                                             -----------------------------------------------
Income from investment operations a:

    Net investment income (loss) b,c ..................            (0.04)             0.09              0.15

    Net realized and unrealized gains (losses) ........             0.47              0.72              1.12
                                                             -----------------------------------------------
Total from investment operations ......................             0.43              0.81              1.27
                                                             -----------------------------------------------
Less distributions from:

    Net investment income .............................               -- f           (0.09)            (0.06)

    Net realized gains (losses) .......................            (0.18)            (0.16)            (0.03)
                                                             -----------------------------------------------
Total distributions ...................................            (0.18)            (0.25)            (0.09)
                                                             -----------------------------------------------
Redemption fees .......................................               -- f              -- f              -- f
                                                             -----------------------------------------------
Net asset value, end of period ........................      $     11.99       $     11.74       $     11.18
                                                             -----------------------------------------------

Total return d ........................................             3.63%             7.22%            12.66%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .....................      $    55,636       $    36,568       $     4,558

Ratios to average net assets:

    Expenses before waiver and payments by affiliate e              1.40% g           1.55%             2.96% g

    Expenses net of waiver and payments by affiliate e              1.15% g           1.11%             1.04% g

    Net investment income (loss) c ....................            (0.62)% g          0.76%             3.13% g

Portfolio turnover rate ...............................             0.36%             0.68%             0.51%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.78% for the period ended June 30, 2006.

f     Amount is less than $0.01 per share.

g     Annualized.

h     For the period August 2, 2004 (commencement of operations) to December 31,
      2004.


40 | See notes to financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                                           -------------------------------------------------
                                                           SIX MONTHS ENDED    YEAR ENDED        YEAR ENDED
                                                            JUNE 30, 2006     DECEMBER 31,      DECEMBER 31,
CLASS R                                                      (UNAUDITED)          2005             2004 h
                                                           -------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..................      $     11.79       $     11.18       $     10.00
                                                             -----------------------------------------------
Income from investment operations a:

    Net investment income (loss) b,c ..................            (0.01)             0.11              0.15

    Net realized and unrealized gains (losses) ........             0.47              0.77              1.13
                                                             -----------------------------------------------
Total from investment operations ......................             0.46              0.88              1.28
                                                             -----------------------------------------------
Less distributions from:

    Net investment income .............................               -- f           (0.11)            (0.07)

    Net realized gains (losses) .......................            (0.18)            (0.16)            (0.03)
                                                             -----------------------------------------------
Total distributions ...................................            (0.18)            (0.27)            (0.10)
                                                             -----------------------------------------------
Redemption fees .......................................               -- f              -- f              -- f
                                                             -----------------------------------------------
Net asset value, end of period ........................      $     12.07       $     11.79       $     11.18
                                                             -----------------------------------------------

Total return d ........................................             3.87%             7.86%            12.81%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .....................      $     1,326       $     1,287       $       260

Ratios to average net assets:

    Expenses before waiver and payments by affiliate e              0.90% g           1.05%             2.46% g

    Expenses net of waiver and payments by affiliate e              0.65% g           0.61%             0.54% g

    Net investment income (loss) c ....................            (0.12)% g          1.26%             3.63% g

Portfolio turnover rate ...............................             0.36%             0.68%             0.51%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.78% for the period ended June 30, 2006.

f     Amount is less than $0.01 per share.

g     Annualized.

h     For the period August 2, 2004 (commencement of operations) to December 31,
      2004.


                     Semiannual Report | See notes to financial statements. | 41

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                                           -------------------------------------------------
                                                           SIX MONTHS ENDED    YEAR ENDED        YEAR ENDED
                                                            JUNE 30, 2006     DECEMBER 31,      DECEMBER 31,
ADVISOR CLASS                                                (UNAUDITED)          2005             2004 h
                                                           -------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..................      $     11.81       $     11.19       $     10.00
                                                             -----------------------------------------------
Income from investment operations a:

    Net investment income b,c .........................             0.02              0.11              0.14

    Net realized and unrealized gains (losses) ........             0.47              0.82              1.16
                                                             -----------------------------------------------
Total from investment operations ......................             0.49              0.93              1.30
                                                             -----------------------------------------------
Less distributions from:

    Net investment income .............................               -- f           (0.15)            (0.08)

    Net realized gains (losses) .......................            (0.18)            (0.16)            (0.03)
                                                             -----------------------------------------------
Total distributions ...................................            (0.18)            (0.31)            (0.11)
                                                             -----------------------------------------------
Redemption fees .......................................               -- f              -- f              -- f
                                                             -----------------------------------------------
Net asset value, end of period ........................      $     12.12       $     11.81       $     11.19
                                                             -----------------------------------------------

Total return d ........................................             4.12%             8.31%            13.01%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .....................      $     1,334       $     1,104       $       196

Ratios to average net assets:

    Expenses before waiver and payments by affiliate e              0.40% g           0.55%             1.96% g

    Expenses net of waiver and payments by affiliate e              0.15% g           0.11%             0.04% g

    Net investment income c ...........................             0.38% g           1.76%             4.13% g

Portfolio turnover rate ...............................             0.36%             0.68%             0.51%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market values of the investments of the Fund.

b     Based on average daily shares outstanding.

c Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

d     Total return is not annualized for periods less than one year.

e Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.78% for the period ended June 30, 2006.

f     Amount is less than $0.01 per share.

g     Annualized.

h     For the period August 2, 2004 (commencement of operations) to December 31,
      2004.


42 | See notes to financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND                                           SHARES                VALUE
---------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS IN UNDERLYING FUNDS a
  LONG TERM INVESTMENTS 99.4%
  DOMESTIC EQUITY 66.1%
b Franklin Flex Cap Growth Fund, Advisor Class .................................           1,704,335          $  69,230,092
  Mutual Shares Fund, Class Z ..................................................           2,760,644             68,767,632
                                                                                                              -------------
                                                                                                                137,997,724
                                                                                                              -------------
  FOREIGN EQUITY 33.3%
  Templeton Growth Fund Inc., Advisor Class ....................................           2,837,832             69,384,997
                                                                                                              -------------
  TOTAL LONG TERM INVESTMENTS (COST $197,769,664) ..............................                                207,382,721
                                                                                                              -------------
  SHORT TERM INVESTMENT (COST $50,075) 0.0% c
  MONEY MARKET FUND 0.0% c
d Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.83% .........              50,075                 50,075
                                                                                                              -------------
  TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $197,819,739) 99.4% ..............                                207,432,796
  OTHER ASSETS, LESS LIABILITIES 0.6% ..........................................                                  1,212,512
                                                                                                              -------------
  NET ASSETS 100.0% ............................................................                              $ 208,645,308
                                                                                                              =============

a     See Note 6 regarding investments in Underlying Funds.

b     Non-income producing during the twelve months ended June 30, 2006.

c     Rounds to less than 0.1% of net assets.

d     The rate shown is the annualized seven-day yield at period end.


                     Semiannual Report | See notes to financial statements. | 43

Franklin Templeton Fund Allocator Series

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2006 (unaudited)

                                                                         ---------------------------------------------------
                                                                            FRANKLIN          FRANKLIN          FRANKLIN
                                                                            TEMPLETON         TEMPLETON         TEMPLETON
                                                                            COREFOLIO      FOUNDING FUNDS     PERSPECTIVES
                                                                         ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND
                                                                         ---------------------------------------------------
Assets:
 Investments in Underlying Funds (Note 6):
  Cost ..............................................................    $   549,064,387   $ 8,111,469,172   $   197,819,739
                                                                         ===================================================
  Value .............................................................        619,373,225     8,612,295,399       207,432,796
 Receivables:
  Investment securities sold ........................................                 --           530,660                --
  Capital shares sold ...............................................          1,012,923        47,168,309         1,473,241
  Affiliates ........................................................                 --                --            45,903
                                                                         ---------------------------------------------------
  Total assets ......................................................        620,386,148     8,659,994,368       208,951,940
                                                                         ---------------------------------------------------

Liabilities:
 Payables:
  Capital shares redeemed ...........................................            684,609        10,075,181           191,770
  Affiliates ........................................................            406,258         9,402,060                --
 Accrued expenses and other liabilities .............................             41,284            27,676           114,862
                                                                         ---------------------------------------------------
  Total liabilities .................................................          1,132,151        19,504,915           306,632
                                                                         ---------------------------------------------------
   Net assets, at value .............................................    $   619,253,997   $ 8,640,489,451   $   208,645,308
                                                                         ===================================================

Net assets consist of:
 Paid-in capital ....................................................    $   549,557,619   $ 8,055,525,688   $   198,732,587
 Undistributed net investment income (loss) .........................         (1,121,292)       67,318,932          (128,756)
 Net unrealized appreciation (depreciation) .........................         70,308,838       500,826,227         9,613,057
 Accumulated net realized gain (loss) ...............................            508,832        16,818,604           428,420
                                                                         ---------------------------------------------------
   Net assets, at value .............................................    $   619,253,997   $ 8,640,489,451   $   208,645,308
                                                                         ===================================================


44 | See notes to financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
June 30, 2006 (unaudited)

                                                                         ---------------------------------------------------
                                                                            FRANKLIN          FRANKLIN          FRANKLIN
                                                                            TEMPLETON         TEMPLETON         TEMPLETON
                                                                            COREFOLIO      FOUNDING FUNDS     PERSPECTIVES
                                                                         ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND
                                                                         ---------------------------------------------------
CLASS A:
 Net assets, at value ...............................................    $   395,573,891   $ 5,259,905,017   $   150,349,207
                                                                         ===================================================
 Shares outstanding .................................................         30,470,010       404,787,945        12,441,942
                                                                         ===================================================
 Net asset value per share a ........................................    $         12.98   $         12.99   $         12.08
                                                                         ===================================================
 Maximum offering price per share
  (net asset value per share / 94.25%) ..............................    $         13.77   $         13.78   $         12.82
                                                                         ===================================================
CLASS B:
 Net assets, at value ...............................................    $    71,399,014   $   702,612,407
                                                                         =================================
 Shares outstanding .................................................          5,556,719        54,441,227
                                                                         =================================
 Net asset value and maximum offering price per share a .............    $         12.85   $         12.91
                                                                         =================================
CLASS C:
 Net assets, at value ...............................................    $   147,252,543   $ 2,642,257,033   $    55,635,552
                                                                         ===================================================
 Shares outstanding .................................................         11,476,295       206,348,983         4,641,017
                                                                         ===================================================
 Net asset value and maximum offering price per share a .............    $         12.83   $         12.80   $         11.99
                                                                         ===================================================
CLASS R:
 Net assets, at value ...............................................    $     2,273,227   $    20,810,355   $     1,326,138
                                                                         ===================================================
 Shares outstanding .................................................            175,485         1,602,543           109,860
                                                                         ===================================================
 Net asset value and maximum offering price per share a .............    $         12.95   $         12.99   $         12.07
                                                                         ===================================================
ADVISOR CLASS:
 Net assets, at value ...............................................    $     2,755,322   $    14,904,639   $     1,334,411
                                                                         ===================================================
 Shares outstanding .................................................            211,552         1,140,148           110,096
                                                                         ===================================================
 Net asset value and maximum offering price per share a..............    $         13.02   $         13.07   $         12.12
                                                                         ===================================================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                     Semiannual Report | See notes to financial statements. | 45

Franklin Templeton Fund Allocator Series

STATEMENTS OF OPERATIONS
for the six months ended June 30, 2006 (unaudited)

                                                                         ---------------------------------------------------
                                                                            FRANKLIN          FRANKLIN          FRANKLIN
                                                                            TEMPLETON         TEMPLETON         TEMPLETON
                                                                            COREFOLIO      FOUNDING FUNDS     PERSPECTIVES
                                                                         ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND
                                                                         ---------------------------------------------------
Investment income:
 Dividends from Underlying Funds (Note 6) ...........................    $     1,052,650   $    96,838,928   $       470,408
                                                                         ---------------------------------------------------
Expenses:
 Administrative fees (Note 3a) ......................................            299,311         3,883,162            88,923
 Distribution fees (Note 3b)
  Class A ...........................................................            664,782         8,184,323           224,388
  Class B ...........................................................            360,888         3,505,823                --
  Class C ...........................................................            703,505        11,909,801           237,290
  Class R ...........................................................              5,647            46,895             3,417
 Transfer agent fees (Note 3d) ......................................            450,281         3,412,231           154,549
 Reports to shareholders ............................................             37,653           242,353            42,913
 Registration and filing fees .......................................             56,443           381,515            54,932
 Professional fees ..................................................              8,709            25,206            12,713
 Trustees' fees and expenses ........................................                615             7,096               109
 Other ..............................................................              6,904            48,814             2,398
                                                                         ---------------------------------------------------
  Total expenses ....................................................          2,594,738        31,647,219           821,632
  Expenses waived/paid by affiliates (Note 3e) ......................           (421,075)       (2,175,631)         (223,152)
                                                                         ---------------------------------------------------
   Net expenses .....................................................          2,173,663        29,471,588           598,480
                                                                         ---------------------------------------------------
    Net investment income (loss) ....................................         (1,121,013)       67,367,340          (128,072)
                                                                         ---------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Sale of investments in Underlying Funds ...........................           (153,033)         (563,904)          (12,538)
  Realized gain distributions by Underlying Funds ...................          1,043,142        18,766,522           451,962
                                                                         ---------------------------------------------------
    Net realized gain (loss) from Underlying Funds ..................            890,109        18,202,618           439,424
 Net change in unrealized appreciation (depreciation) on investments
  in Underlying Funds ...............................................         19,505,538       317,097,703         4,979,723
                                                                         ---------------------------------------------------
Net realized and unrealized gain (loss) .............................         20,395,647       335,300,321         5,419,147
                                                                         ---------------------------------------------------
Net increase (decrease) in net assets resulting from operations .....    $    19,274,634   $   402,667,661   $     5,291,075
                                                                         ===================================================


46 | See notes to financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          ----------------------------------
                                                                                                  FRANKLIN TEMPLETON
                                                                                               COREFOLIO ALLOCATION FUND
                                                                                          ----------------------------------
                                                                                          SIX MONTHS ENDED     YEAR ENDED
                                                                                            JUNE 30, 2006     DECEMBER 31,
                                                                                             (UNAUDITED)          2005
                                                                                          ----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) .........................................................  $     (1,121,013)  $     2,315,230
  Net realized gain (loss) from Underlying Funds .......................................           890,109        13,151,666
  Net change in unrealized appreciation (depreciation) on investments
   in Underlying Funds .................................................................        19,505,538        18,583,049
                                                                                          ----------------------------------
    Net increase (decrease) in net assets resulting from operations ....................        19,274,634        34,049,945
                                                                                          ----------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A .............................................................................          (593,847)       (2,706,666)
   Class B .............................................................................          (114,901)          (95,540)
   Class C .............................................................................          (224,417)         (304,721)
   Class R .............................................................................            (3,566)          (13,374)
   Advisor Class .......................................................................            (4,290)          (29,711)
  Net realized gains:
   Class A .............................................................................        (4,897,791)       (4,722,069)
   Class B .............................................................................          (947,657)       (1,090,043)
   Class C .............................................................................        (1,850,897)       (1,827,556)
   Class R .............................................................................           (29,409)          (35,570)
   Advisor Class .......................................................................           (35,384)          (38,361)
                                                                                          ----------------------------------
Total distributions to shareholders ....................................................        (8,702,159)      (10,863,611)
                                                                                          ----------------------------------
 Capital share transactions: (Note 2)
   Class A .............................................................................        35,536,336        99,800,451
   Class B .............................................................................        (1,365,917)        2,004,829
   Class C .............................................................................        12,617,399        30,562,322
   Class R .............................................................................            39,273           157,640
   Advisor Class .......................................................................           (99,326)          586,231
                                                                                          ----------------------------------
 Total capital share transactions ......................................................        46,727,765       133,111,473
                                                                                          ----------------------------------

 Redemption fees .......................................................................             1,232             1,413
                                                                                          ----------------------------------
  Net increase (decrease) in net assets ................................................        57,301,472       156,299,220

Net assets:
 Beginning of period ...................................................................       561,952,525       405,653,305
                                                                                          ----------------------------------
 End of period .........................................................................  $    619,253,997   $   561,952,525
                                                                                          ==================================

Undistributed net investment income (loss) included in net assets:
 End of period .........................................................................  $     (1,121,292)  $       940,742
                                                                                          ==================================


                     Semiannual Report | See notes to financial statements. | 47

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                          ----------------------------------
                                                                                                  FRANKLIN TEMPLETON
                                                                                            FOUNDING FUNDS ALLOCATION FUND
                                                                                          ----------------------------------
                                                                                          SIX MONTHS ENDED     YEAR ENDED
                                                                                           JUNE 30, 2006,     DECEMBER 31,
                                                                                             (UNAUDITED)          2005
                                                                                          ----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ................................................................  $     67,367,340   $   135,297,386
  Net realized gain (loss) from Underlying Funds .......................................        18,202,618       224,073,373
  Net change in unrealized appreciation (depreciation) on investments
   in Underlying Funds .................................................................       317,097,703       (20,377,278)
                                                                                          ----------------------------------
    Net increase (decrease) in net assets resulting from operations ....................       402,667,661       338,993,481
                                                                                          ----------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A .............................................................................        (4,007,335)      (95,113,986)
   Class B .............................................................................          (618,738)      (11,435,618)
   Class C .............................................................................        (2,049,152)      (49,892,165)
   Class R .............................................................................           (16,028)         (376,341)
   Advisor Class .......................................................................           (11,676)         (324,505)
  Net realized gains:
   Class A .............................................................................       (76,990,475)      (60,077,962)
   Class B .............................................................................       (11,887,426)      (13,364,975)
   Class C .............................................................................       (39,369,112)      (31,902,414)
   Class R .............................................................................          (307,944)         (307,043)
   Advisor Class .......................................................................          (224,328)         (208,794)
                                                                                          ----------------------------------
 Total distributions to shareholders ...................................................      (135,482,214)     (263,003,803)
                                                                                          ----------------------------------
 Capital share transactions: (Note 2)
   Class A .............................................................................     1,042,613,570     2,363,047,363
   Class B .............................................................................       (10,633,243)       63,159,382
   Class C .............................................................................       491,486,365     1,132,276,775
   Class R .............................................................................         2,863,383         4,908,962
   Advisor Class .......................................................................         1,843,344         4,573,450
                                                                                          ----------------------------------
 Total capital share transactions ......................................................     1,528,173,419     3,567,965,932
                                                                                          ----------------------------------

 Redemption fees  ......................................................................            21,883            45,042
                                                                                          ----------------------------------
  Net increase (decrease) in net assets ................................................     1,795,380,749     3,644,000,652

Net assets:
 Beginning of period ...................................................................     6,845,108,702     3,201,108,050
                                                                                          ----------------------------------
 End of period .........................................................................  $  8,640,489,451   $ 6,845,108,702
                                                                                          ==================================

Undistributed net investment income included in net assets:
 End of period .........................................................................  $     67,318,932   $     6,654,521
                                                                                          ==================================


48 | See notes to financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                          ----------------------------------
                                                                                                  FRANKLIN TEMPLETON
                                                                                             PERSPECTIVES ALLOCATION FUND
                                                                                          ----------------------------------
                                                                                          SIX MONTHS ENDED     YEAR ENDED
                                                                                            JUNE 30, 2006     DECEMBER 31,
                                                                                             (UNAUDITED)          2005
                                                                                          ----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ................................................................  $       (128,072)  $       994,678
  Net realized gain (loss) from Underlying Funds .......................................           439,424         4,184,830
  Net change in unrealized appreciation (depreciation) on investments
   in Underlying Funds .................................................................         4,979,723         3,733,521
                                                                                          ----------------------------------
    Net increase (decrease) in net assets resulting from operations ....................         5,291,075         8,913,029
                                                                                          ----------------------------------
 Distributions to shareholders from:
  Net investment income:
    Class A ............................................................................           (10,189)       (1,096,845)
    Class C ............................................................................            (3,798)         (266,589)
    Class R ............................................................................              (113)          (11,813)
    Advisor Class ......................................................................               (94)          (14,047)
  Net realized gains:
    Class A ............................................................................        (1,816,701)       (1,039,446)
    Class C ............................................................................          (677,204)         (369,003)
    Class R ............................................................................           (20,233)          (14,705)
    Advisor Class ......................................................................           (16,725)          (16,038)
                                                                                          ----------------------------------
 Total distributions to shareholders ...................................................        (2,545,057)       (2,828,486)
                                                                                          ----------------------------------
 Capital share transactions: (Note 2)
    Class A ............................................................................        44,860,460        82,792,372
    Class C ............................................................................        18,518,353        30,465,502
    Class R ............................................................................             7,229           964,795
    Advisor Class ......................................................................           204,954           830,434
                                                                                          ----------------------------------
 Total capital share transactions ......................................................        63,590,996       115,053,103
                                                                                          ----------------------------------

 Redemption fees .......................................................................               516               598
                                                                                          ----------------------------------
  Net increase (decrease) in net assets ................................................        66,337,530       121,138,244

Net assets:
 Beginning of period ...................................................................       142,307,778        21,169,534
                                                                                          ----------------------------------
 End of period .........................................................................  $    208,645,308   $   142,307,778
                                                                                          ----------------------------------
Undistributed net investment income (loss) included in net assets:
 End of period .........................................................................  $       (128,756)  $        13,510
                                                                                          ==================================


                     Semiannual Report | See notes to financial statements. | 49

Franklin Templeton Fund Allocator Series

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (the Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end investment company, consisting of six separate series. All funds included in this report (the Funds) are non-diversified. The financial statements of the remaining funds in the series are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (the Underlying Funds). The classes of shares offered within each of the funds are indicated below. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholder in the form of reinvested distributions and certain exchanges from other Franklin Templeton Class B shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

----------------------------------------------------------------------------------------------------------
CLASS A, CLASS B, CLASS C, CLASS R & ADVISOR CLASS       CLASS A, CLASS C, CLASS R & ADVISOR CLASS
----------------------------------------------------------------------------------------------------------
Franklin Templeton Corefolio Allocation Fund             Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

On December 6, 2004, the Board of Trustees approved the Change of the Trust's fiscal year end from July 31 to December 31 effective December 31, 2004.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

B. INCOME TAXES

No provision has been made for U.S. income taxes because each Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


50 | Semiannual Report

Franklin Templeton Fund Allocator Series

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


                                                          Semiannual Report | 51

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                       -----------------------------------------------------------------
                                                COREFOLIO                         FOUNDING FUNDS
                                             ALLOCATION FUND                     ALLOCATION FUND
                                       -----------------------------------------------------------------
                                         SHARES         AMOUNT               SHARES           AMOUNT
                                       -----------------------------------------------------------------
CLASS A SHARES:
Period ended June 30, 2006
 Shares sold .......................    4,663,972     $ 61,053,906        104,263,378     $1,346,607,051
 Shares issued in reinvestment of
  distributions ....................      398,486        5,240,054          5,912,193         76,445,365
 Shares redeemed ...................   (2,362,710)     (30,757,624)       (29,471,698)      (380,438,846)
                                       -----------------------------------------------------------------
 Net increase (decrease) ...........    2,699,748     $ 35,536,336         80,703,873     $1,042,613,570
                                       =================================================================
Year ended December 31, 2005
 Shares sold .......................   11,802,924     $143,272,069        205,902,418     $2,554,554,739
 Shares issued in reinvestment of
  distributions ....................      564,044        7,056,287         11,595,629        145,008,575
 Shares redeemed ...................   (4,146,832)     (50,527,905)       (27,001,853)      (336,515,951)
                                       -----------------------------------------------------------------
 Net increase (decrease) ...........    8,220,136     $ 99,800,451        190,496,194     $2,363,047,363
                                       =================================================================
CLASS B SHARES:
Period ended June 30, 2006
 Shares sold .......................      116,765     $  1,517,045          1,586,271     $   20,383,466
 Shares issued in reinvestment of
  distributions ....................       77,719        1,013,453            910,340         11,716,047
 Shares redeemed ...................     (301,347)      (3,896,415)        (3,327,542)       (42,732,756)
                                       -----------------------------------------------------------------
 Net increase (decrease) ...........     (106,863)    $ (1,365,917)          (830,931)    $  (10,633,243)
                                       =================================================================
Year ended December 31, 2005
 Shares sold .......................      645,771     $  7,713,279          7,897,683     $   96,144,049
 Shares issued in reinvestment of
  distributions ....................       92,725        1,135,896          1,870,110         23,230,543
 Shares redeemed ...................     (567,650)      (6,844,346)        (4,565,605)       (56,215,210)
                                       -----------------------------------------------------------------
 Net increase (decrease) ...........      170,846     $  2,004,829          5,202,188     $   63,159,382
                                       =================================================================


52 | Semiannual Report

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                       -----------------------------------------------------------------
                                                COREFOLIO                         FOUNDING FUNDS
                                             ALLOCATION FUND                     ALLOCATION FUND
                                       -----------------------------------------------------------------
                                          SHARES         AMOUNT              SHARES           AMOUNT
                                       -----------------------------------------------------------------
CLASS C SHARES:

Period ended June 30, 2006
 Shares sold .......................    1,675,821     $ 21,699,158         48,804,784     $  622,624,308
 Shares issued in reinvestment of
  distributions ....................      147,817        1,924,578          2,841,620         36,287,320
 Shares redeemed ...................     (855,063)     (11,006,337)       (13,144,339)      (167,425,263)
                                       -----------------------------------------------------------------
 Net increase (decrease) ...........      968,575     $ 12,617,399         38,502,065     $  491,486,365
                                       =================================================================
Year ended December 31, 2005
 Shares sold .......................    3,974,019     $ 47,718,754         98,797,473     $1,216,236,357
 Shares issued in reinvestment of
  distributions ....................      160,950        1,981,215          5,708,288         70,631,355
 Shares redeemed ...................   (1,592,178)     (19,137,647)       (12,509,107)      (154,590,937)
                                       -----------------------------------------------------------------
 Net increase (decrease) ...........    2,542,791     $ 30,562,322         91,966,654     $1,132,276,775
                                       =================================================================
CLASS R SHARES:
Period ended June 30, 2006
 Shares sold .......................        4,244     $     55,453            267,095     $    3,430,695
 Shares issued in reinvestment of
  distributions ....................        2,491           32,710             24,969            322,852
 Shares redeemed ...................       (3,758)         (48,890)           (68,903)          (890,164)
                                       -----------------------------------------------------------------
 Net increase (decrease) ...........        2,977     $     39,273            223,161     $    2,863,383
                                       =================================================================
Year ended December 31, 2005
 Shares sold .......................       67,774     $    812,103            519,654     $    6,419,637
 Shares issued in reinvestment of
  distributions ....................        3,923           48,574             54,182            676,457
 Shares redeemed ...................      (58,782)        (703,037)          (179,863)        (2,187,132)
                                       -----------------------------------------------------------------
 Net increase (decrease) ...........       12,915     $    157,640            393,973     $    4,908,962
                                       =================================================================
ADVISOR CLASS SHARES:
Period ended June 30, 2006
 Shares sold .......................       10,990     $    144,140            217,530     $    2,830,940
 Shares issued in reinvestment of
  distributions ....................        2,879           37,941             17,476            227,045
 Shares redeemed ...................      (21,617)        (281,407)           (93,389)        (1,214,641)
                                       -----------------------------------------------------------------
 Net increase (decrease) ...........       (7,748)    $    (99,326)           141,617     $    1,843,344
                                       =================================================================
Year ended December 31, 2005
 Shares sold .......................       64,949     $    791,637            463,739     $    5,801,455
 Shares issued in reinvestment of
  distributions ....................        5,243           65,758             39,624            497,040
 Shares redeemed ...................      (22,551)        (271,164)          (137,456)        (1,725,045)
                                       -----------------------------------------------------------------
 Net increase (decrease) ...........       47,641     $    586,231            365,907     $    4,573,450
                                       =================================================================


                                                          Semiannual Report | 53

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                                          ------------------------------
                                                                                   PERSPECTIVES
                                                                                 ALLOCATION FUND
                                                                          ------------------------------
                                                                            SHARES            AMOUNT
                                                                          ------------------------------
CLASS A SHARES:
Period ended June 30, 2006
 Shares sold .........................................................      4,151,280     $   50,587,633
 Shares issued in reinvestment of distributions ......................        142,836          1,752,611
 Shares redeemed .....................................................       (614,933)        (7,479,784)
                                                                          ------------------------------
 Net increase (decrease) .............................................      3,679,183     $   44,860,460
                                                                          ==============================
Year ended December 31, 2005
 Shares sold .........................................................      7,590,421     $   85,816,339
 Shares issued in reinvestment of distributions ......................        172,606          2,037,347
 Shares redeemed .....................................................       (443,646)        (5,061,314)
                                                                          ------------------------------
 Net increase (decrease) .............................................      7,319,381     $   82,792,372
                                                                          ==============================
CLASS C SHARES:
Period ended June 30, 2006
 Shares sold .........................................................      1,665,448     $   20,196,495
 Shares issued in reinvestment of distributions ......................         51,383            626,346
 Shares redeemed .....................................................       (190,933)        (2,304,488)
                                                                          ------------------------------
 Net increase (decrease) .............................................      1,525,898     $   18,518,353
                                                                          ==============================
Year ended December 31, 2005
 Shares sold .........................................................      2,775,287     $   31,221,952
 Shares issued in reinvestment of distributions ......................         49,625            582,828
 Shares redeemed .....................................................       (117,652)        (1,339,278)
                                                                          ------------------------------
 Net increase (decrease) .............................................      2,707,260     $   30,465,502
                                                                          ==============================
CLASS R SHARES:
Period ended June 30, 2006
 Shares sold .........................................................         10,336     $      124,531
 Shares issued in reinvestment of distributions ......................          1,659             20,344
 Shares redeemed .....................................................        (11,328)          (137,646)
                                                                          ------------------------------
 Net increase (decrease) .............................................            667     $        7,229
                                                                          ==============================
Year ended December 31, 2005
 Shares sold .........................................................         89,527     $    1,003,624
 Shares issued in reinvestment of distributions ......................          2,251             26,469
 Shares redeemed .....................................................         (5,834)           (65,298)
                                                                          ------------------------------
 Net increase (decrease) .............................................         85,944     $      964,795
                                                                          ==============================
ADVISOR CLASS SHARES:
Period ended June 30, 2006
 Shares sold .........................................................         18,663     $      229,456
 Shares issued in reinvestment of distributions ......................          1,333             16,390
 Shares redeemed .....................................................         (3,373)           (40,892)
                                                                          ------------------------------
 Net increase (decrease) .............................................         16,623     $      204,954
                                                                          ==============================
Year ended December 31, 2005
 Shares sold .........................................................        192,680     $    2,146,894
 Shares issued in reinvestment of distributions ......................          2,508             29,357
 Shares redeemed .....................................................       (119,260)        (1,345,817)
                                                                          ------------------------------
 Net increase (decrease) .............................................         75,928     $      830,434
                                                                          ==============================


54 | Semiannual Report

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of some of the Underlying Funds and the following subsidiaries:

----------------------------------------------------------------------------------------
SUBSIDIARY                                                        AFFILIATION
----------------------------------------------------------------------------------------
Franklin Templeton Services, LLC (FT Services)                    Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)              Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)     Transfer agent

A. ADMINISTRATIVE FEES

The Funds pay an administrative fee to FT Services of 0.10% per year of each fund's average daily net assets for administrative services including monitoring and rebalancing the percentage of each Fund's investment in the Underlying Funds.

B. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act.

Under the Fund's compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the sale and distribution of each fund's shares up to a certain percentage per year of their average daily net assets of each class as follows:

                                                ------------------------------------------------------------
                                                FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                    COREFOLIO          FOUNDING FUNDS        PERSPECTIVES
                                                 ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                ------------------------------------------------------------
Class A .....................................         0.35%                0.35%                0.35%
Class B .....................................         1.00%                1.00%                  --
Class C .....................................         1.00%                1.00%                1.00%
Class R .....................................         0.50%                0.50%                0.50%

C. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

                                                ------------------------------------------------------------
                                                FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                    COREFOLIO          FOUNDING FUNDS        PERSPECTIVES
                                                 ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                ------------------------------------------------------------
Net sales charge received a .................        $348,263            $7,307,749            $281,012
Contingent deferred sales charges retained ..        $ 75,298            $1,128,868            $  4,054

a     Net of commissions paid to unaffiliated broker/dealers.


                                                          Semiannual Report | 55

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. TRANSFER AGENT FEES

The Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                                ------------------------------------------------------------
                                                FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                    COREFOLIO          FOUNDING FUNDS        PERSPECTIVES
                                                 ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                ------------------------------------------------------------
Transfer agent fees .........................        $362,663            $2,439,726            $138,278

E. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

FT Services agreed in advance to voluntarily waive administrative fees and assume payment of other expenses for Franklin Templeton Perspectives Allocation Fund, as noted in the Statements of Operations. Effective August 1, 2005 FT Services agreed in advance to voluntarily waive a portion of administrative fees and assume payment of other expenses for Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Founding Funds Allocation Fund, as noted in the Statements of Operations. Total expenses waived/paid by FT Services are not subject to reimbursement by the Funds subsequent to the Funds' fiscal year end.

4. INCOME TAXES

At June 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                ------------------------------------------------------------
                                                     FRANKLIN              FRANKLIN              FRANKLIN
                                                    TEMPLETON             TEMPLETON             TEMPLETON
                                                    COREFOLIO           FOUNDING FUNDS         PERSPECTIVES
                                                 ALLOCATION FUND       ALLOCATION FUND       ALLOCATION FUND
                                                ------------------------------------------------------------
Cost of investments .........................      $549,599,949         $8,113,448,631        $197,986,522
                                                ============================================================

Unrealized appreciation .....................      $ 69,773,276         $  498,846,768        $  9,446,274
Unrealized depreciation .....................                --                     --                  --
                                                ------------------------------------------------------------
Net unrealized appreciation (depreciation) ..      $ 69,773,276         $  498,846,768        $  9,446,274
                                                ============================================================

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of short-term capital gain distributions from Underlying Funds.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of short term capital gain distributions from Underlying Funds and wash sales.


56 | Semiannual Report

Franklin Templeton Fund Allocator Series

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the period ended June 30, 2006, were as follows:

                                                ----------------------------------------------------------
                                                    FRANKLIN             FRANKLIN             FRANKLIN
                                                    TEMPLETON            TEMPLETON            TEMPLETON
                                                    COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
                                                 ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                ----------------------------------------------------------
Purchases ...................................      $43,297,321         $1,497,887,199        $62,632,921
Sales .......................................      $ 4,390,891         $   26,246,736        $   642,100

6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Franklin Advisers, Inc., (Advisers), an affiliate of FT Services, or by an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At June 30, 2006, the Funds held the following positions which exceed 5% of the Underlying Fund's shares outstanding:

--------------------------------------------------------------------------------
NAME OF ISSUER                                                % OF SHARES HELD
--------------------------------------------------------------------------------
FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND
 Franklin Capital Growth Fund ........................             10.30%
 Franklin Growth Fund ................................              6.51%
FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND
 Mutual Shares Fund ..................................             15.96%
 Templeton Growth Fund Inc. ..........................              9.60%
 Franklin Income Inc. ................................              6.74%

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, administrative fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.


                                                          Semiannual Report | 57

Franklin Templeton Fund Allocator Series

7. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop separate plans for the distribution of the respective settlement monies. The CAGO approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement, and in March 2005, the disbursement of monies to the relevant funds in accordance with the terms and conditions of that settlement was completed. The Trust did not participate in the CAGO Settlement.

On June 23, 2006, the SEC approved the IDC's proposed plan of distribution arising from the December 13, 2004 SEC Order and disbursement of the settlement monies to the designated funds in accordance with the terms and conditions of the SEC's order and the plan will be completed in August, 2006. The Trust did not participate in the December 13, 2004 SEC Order.

The IDC has also completed a proposed Plan of Distribution under the August 2, 2004 SEC Order resolving the SEC's market timing investigation and has submitted that plan to the SEC staff, where it is under review. The SEC has announced the following expected schedule with respect to the market timing Plan of
Distribution: "The SEC anticipates that Notice of the Plan will be published on or after September 15, 2006. After publication and comment, the proposed Distribution Plan will be submitted to the SEC for approval. When the SEC approves the proposed Distribution Plan, with modifications as appropriate, distributions will begin pursuant to that Plan. The SEC anticipates the distribution will begin in the fall of 2006."

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.


58 | Semiannual Report

Franklin Templeton Fund Allocator Series

7. REGULATORY MATTERS (CONTINUED)

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

8. FASB INTERPRETATION N0. 48

In July 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the Trust's financial statements.


                                                          Semiannual Report | 59

Franklin Templeton Fund Allocator Series

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 28, 2006, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds comprising Franklin Templeton Fund Allocator Series ("Fund(s)"). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report was a memorandum prepared by management describing enhancements to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board,


60 | Semiannual Report

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties and the firsthand experience of the individual Trustees who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of Class A shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended December 31, 2005, and for additional periods ended that date depending on when a particular Fund commenced operations. The following summarizes the performance results for each of the Funds and the Board's view of such performance.

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional multi-cap core funds as selected by Lipper. The Fund had been in operation for two full years at the date of the Lipper report, which showed its income return in each year to be in the second-highest quintile of such universe and its total return in each year to be in the middle quintile of such universe. The Board was satisfied with such performance.


                                                          Semiannual Report | 61

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional multi-cap core funds as selected by Lipper. This Fund had been in operation for two full years at the date of the Lipper report, which showed its income return in each year to be in the highest quintile of such universe and its total return to be in the middle and second-highest quintiles of such performance universe for the one- and two-year periods, respectively. The Board was satisfied with such performance.

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional funds as selected by Lipper. The Fund had been in operation for one full year at the date of the Lipper report, which showed its income and total return to both be in the second-highest quintile of such universe for such period. The Board was satisfied with such performance.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratios of each Fund compared with those of a group of retail front-end load fund of funds selected by Lipper as its appropriate Lipper expense group. Prior to making such comparisons, the Board relied upon a survey showing that the scope of management services covered under a Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups that would be used as a basis of comparison in the Lipper reports. In reviewing comparative costs, emphasis was given to each Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Board noted that for Franklin Templeton Corefolio Allocation Fund, Franklin Templeton Founding Funds Allocation Fund and Franklin Templeton Perspectives Allocation Fund there is no investment management agreement or investment advisory fee, but only an administration agreement with FT Services, LLC. The Lipper effective management fee analysis includes the advisory and administrative fees directly charged to each Fund as being part of the management fee, with the management fees charged underlying funds being included within actual total expenses. Effective management fees and total expenses for comparative consistency are shown by Lipper for fund Class A shares. The Lipper expense group for Franklin Templeton Corefolio Allocation Fund consisted of seven funds, with the Fund's effective management fee being the lowest in such group and its actual total expenses being the third-highest of such group. The Board found such expenses acceptable noting, as stated in the Lipper report, that expenses of four of the funds in the group were subsidized through fee waivers. The Lipper expense group for Franklin Templeton Founding Funds Allocation Fund consisted of six funds, with the Fund's effective management fee being the lowest in the group and actual total expenses being the third-highest of such group. The Board found such expenses to be acceptable. The Lipper expense group for Franklin Templeton Perspectives Allocation Fund consisted of 12 funds, with the Fund's effective management fee being the third-lowest and its total expenses being the fifth-highest of such group. The Board found such expenses to be satisfactory, noting that the Fund had benefited from a partial waiver or reimbursement of expenses.


62 | Semiannual Report

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity which financed up-front commissions paid to brokers/dealers who sold fund Class B shares, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Specific attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds' independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Funds' Board solely for their purposes and use in reference to the profitability analysis. Included in the analysis were the revenue and related costs involved in providing services to the Fund, as well as each Fund's relative contribution to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.


                                                          Semiannual Report | 63

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

ECONOMIES OF SCALE. The Trustees also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Trustees noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager's realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. Franklin Templeton Corefolio Allocation Fund, Franklin Templeton Founding Funds Allocation Fund and Franklin Templeton Perspectives Allocation Fund each have entered into an administrative agreement providing for a fee of 0.1% at all asset levels. The Board also intends to monitor future growth of these Funds to see if a breakpoint reduction at some asset level should be considered.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


64 | Semiannual Report

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 4
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 5

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 6

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 7
Colorado
Connecticut
Florida 7
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 6
Michigan 6
Minnesota 6
Missouri
New Jersey
New York 7
North Carolina
Ohio 6
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 8

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

6.    Portfolio of insured municipal securities.

7. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

8. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

07/06                                          Not part of the semiannual report

    [LOGO](R)
FRANKLIN TEMPLETON                    One Franklin Parkway
   INVESTMENTS                        San Mateo, CA 94403-1906


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SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TEMPLETON
FUND ALLOCATOR SERIES


INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FAS2  S2006 08/06

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 28, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    August 28, 2006